UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2015 Fund - Institutional Class

Fidelity Advisor Municipal Income 2017 Fund - Institutional Class

Fidelity Advisor Municipal Income 2019 Fund - Institutional Class

Fidelity Advisor Municipal Income 2021 Fund - Institutional Class

Fidelity Advisor Municipal Income 2023 Fund - Institutional Class

Semiannual Report

December 31, 2014

(Fidelity Cover Art)

Each Advisor fund
listed above is a
class of the Fidelity®
Defined Maturity Funds

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor® Municipal Income 2015 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2017 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2019 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2021 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2023 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 998.80	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,000.00	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,000.00	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 999.50	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,000.80	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,000.80	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,005.60	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,006.90	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,006.90	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
	Annualized Expense RatioB	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,019.20	$ 3.31
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,020.50	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,020.50	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,029.70	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2023	.40%
Actual		$ 1,000.00	$ 1,031.00	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,031.00	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	11.4	11.9
New Jersey	10.0	9.0
New York	9.8	10.0
Pennsylvania	7.5	6.5
Connecticut	7.1	7.9
Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	23.6	33.2
Transportation	15.3	10.3
Health Care	14.6	11.2
Electric Utilities	14.2	10.6
Education	9.7	6.9
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	0.4	0.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	0.4	0.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 0.7%	AAA 5.4%
AA,A 85.0%	AA,A 81.6%
BBB 9.5%	BBB 9.6%
BB and Below 1.2%	BB and Below 0.8%
Short-Term Investments and Net Other Assets 3.6%	Short-Term Investments and Net Other Assets 2.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Arizona - 7.0%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 101,821
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15	910,000	931,440
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	202,196
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,790,968
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	890,497
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	317,257
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	356,773
		4,590,952
California - 1.9%
California Gen. Oblig. 5% 6/1/15	250,000	254,920
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	767,670
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	204,256
		1,226,846
Connecticut - 7.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,017,320
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	766,815
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/15 (b)	800,000	816,080
New Haven Gen. Oblig. Series 2013 A, 5% 8/1/15	2,000,000	2,050,520
		4,650,735
Florida - 3.9%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,017,960
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15	150,000	152,916
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2005 A, 5% 6/1/15	360,000	367,056
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	504,360
Port Saint Lucie Gen. Oblig. Series 2014, 2% 7/1/15	505,000	509,141
		2,551,433
Municipal Bonds - continued
	Principal Amount	Value
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	$ 500,000	$ 509,350
Illinois - 11.4%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	200,020
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.7%, tender 5/1/15 (a)(b)	1,000,000	1,000,760
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,515,750
Series 2010, 5% 1/1/15	275,000	275,036
Series 2013, 4% 7/1/15	1,500,000	1,524,945
Illinois Reg'l. Trans. Auth. Series 2002 A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,041,745
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	250,000	255,363
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/15	1,560,000	1,589,032
		7,402,651
Indiana - 1.9%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,022,660
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	204,732
		1,227,392
Kentucky - 1.2%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	750,000	753,593
Maryland - 0.8%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	526,864
Massachusetts - 6.5%
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	750,000	763,515
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	3,380,000	3,458,951
		4,222,466
Michigan - 3.4%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	507,395
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	$ 750,000	$ 766,883
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	964,051
		2,238,329
Missouri - 3.1%
Kansas City Spl. Oblig. 2% 9/1/15	270,000	273,008
Saint Louis Arpt. Rev. Series 2013, 4% 7/1/15	1,705,000	1,735,792
		2,008,800
Nevada - 5.3%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	20,000	20,464
Series 2010 D, 5% 7/1/15	1,280,000	1,309,773
Series 2013 C1, 2.5% 7/1/15 (b)	380,000	383,944
5% 7/1/15 (b)	1,500,000	1,534,140
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	178,402
		3,426,723
New Jersey - 10.0%
Atlantic City Gen. Oblig. Series 2005, 4.5% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	229,401
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	625,000	637,644
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/15	1,780,000	1,816,009
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	1,975,000	2,019,280
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/15	1,635,000	1,668,812
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	153,600
		6,524,746
New Mexico - 5.1%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (a)	2,355,000	2,367,953
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	921,249
		3,289,202
Municipal Bonds - continued
	Principal Amount	Value
New York - 9.8%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 4% 5/1/15 (Escrowed to Maturity)	$ 100,000	$ 101,242
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	747,199
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	509,055
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (a)	1,250,000	1,261,413
New York Dorm. Auth. Revs.:
Series 2010 A, 5% 7/1/15	1,420,000	1,451,552
Series 2012 A:
3% 7/1/15	235,000	238,102
5% 5/1/15	1,000,000	1,014,790
Saratoga County Cap. Resources Rev. Series A, 3% 7/1/15	380,000	385,016
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	101,781
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	582,878
		6,393,028
North Carolina - 0.2%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	100,013
Ohio - 3.8%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/15	1,045,000	1,058,261
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/15	400,000	401,164
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,012,660
		2,472,085
Pennsylvania - 7.5%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	254,768
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/15	105,000	106,283
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	503,765
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/15	820,000	838,827
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/15 (FSA Insured)	$ 500,000	$ 511,000
Philadelphia Gen. Oblig. Series 2013 A, 5% 7/15/15	700,000	717,059
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,215,180
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	763,988
		4,910,870
Texas - 4.9%
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	593,810
Series A, 5% 7/1/15	125,000	127,976
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	442,539
Series 2010, 5% 5/15/15	500,000	508,665
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	511,605
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (a)	1,000,000	1,000,930
		3,185,525
Washington - 0.8%
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/15	500,000	509,245
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $62,544,270)	62,720,848
NET OTHER ASSETS (LIABILITIES) - 3.6%	2,367,116
NET ASSETS - 100%	$ 65,087,964
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	23.6%
Transportation	15.3%
Health Care	14.6%
Electric Utilities	14.2%
Education	9.7%
Special Tax	7.8%
Others* (Individually Less Than 5%)	14.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $62,544,270)		$ 62,720,848
Cash		1,530,691
Interest receivable		1,000,475
Other receivables		204
Total assets		65,252,218

Liabilities
Payable for fund shares redeemed	$ 126,279
Distributions payable	8,196
Accrued management fee	16,674
Transfer agent fee payable	11,533
Distribution and service plan fees payable	1,572
Total liabilities		164,254

Net Assets		$ 65,087,964
Net Assets consist of:
Paid in capital		$ 64,868,555
Undistributed net investment income		3,582
Accumulated undistributed net realized gain (loss) on investments		39,249
Net unrealized appreciation (depreciation) on investments		176,578
Net Assets		$ 65,087,964

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,442,774 ÷ 730,378 shares)	$ 10.19

Maximum offering price per share (100/97.25 of $10.19)	$ 10.48
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($53,500,415 ÷ 5,249,984 shares)	$ 10.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,144,775 ÷ 406,717 shares)	$ 10.19

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund
Financial Statements - continued

Statement of Operations

Six months ended December 31, 2014 (Unaudited)

Investment Income
Interest		$ 446,028

Expenses
Management fee	$ 122,360
Transfer agent fees	40,788
Distribution and service plan fees	10,204
Independent trustees' compensation	212
Miscellaneous	66
Total expenses before reductions	173,630
Expense reductions	(432)	173,198
Net investment income (loss)		272,830
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		187,072
Change in net unrealized appreciation (depreciation) on investment securities		(463,505)
Net gain (loss)		(276,433)
Net increase (decrease) in net assets resulting from operations		$ (3,603)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 272,830	$ 710,509
Net realized gain (loss)	187,072	(44,106)
Change in net unrealized appreciation (depreciation)	(463,505)	168,389
Net increase (decrease) in net assets resulting from operations	(3,603)	834,792
Distributions to shareholders from net investment income	(272,720)	(710,520)
Distributions to shareholders from net realized gain	(100,807)	-
Total distributions	(373,527)	(710,520)
Share transactions - net increase (decrease)	(32,642,552)	17,950,493
Redemption fees	75	1,545
Total increase (decrease) in net assets	(33,019,607)	18,076,310

Net Assets
Beginning of period	98,107,571	80,031,261
End of period (including undistributed net investment income of $3,582 and undistributed net investment income of $3,472, respectively)	$ 65,087,964	$ 98,107,571

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.023	.054	.074	.095	.005
Net realized and unrealized gain (loss)	(.035)	.010	-H	.191	.039
Total from investment operations	(.012)	.064	.074	.286	.044
Distributions from net investment income	(.023)	(.054)	(.074)	(.096)	(.004)
Distributions from net realized gain	(.015)	-	-	-	-
Total distributions	(.038)	(.054)	(.074)	(.096)	(.004)
Redemption fees added to paid in capital E	- H	- H	-H	-	-
Net asset value, end of period	$ 10.19	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total ReturnB, C, D	(.12)%	.63%	.72%	2.86%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65%A	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%A	.65%	.65%	.65%	.63%A
Net investment income (loss)	.44%A	.53%	.72%	.94%	.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,443	$ 8,694	$ 8,662	$ 5,045	$ 3,027
Portfolio turnover rate	0% A	10%	0%	3%	0%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2015

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.036	.079	.099	.120	.007
Net realized and unrealized gain (loss)	(.036)	.011	.001	.192	.040
Total from investment operations	-	.090	.100	.312	.047
Distributions from net investment income	(.035)	(.080)	(.100)	(.122)	(.007)
Distributions from net realized gain	(.015)	-	-	-	-
Total distributions	(.050)	(.080)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- G	- G	- G	-	-
Net asset value, end of period	$ 10.19	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total ReturnB, C	.00%	.88%	.98%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	.69%A	.78%	.97%	1.19%	.63%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,500	$ 81,358	$ 65,379	$ 46,034	$ 10,456
Portfolio turnover rate	0% A	10%	0%	3%	0%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.036	.079	.099	.121	.007
Net realized and unrealized gain (loss)	(.036)	.011	.001	.191	.040
Total from investment operations	-	.090	.100	.312	.047
Distributions from net investment income	(.035)	(.080)	(.100)	(.122)	(.007)
Distributions from net realized gain	(.015)	-	-	-	-
Total distributions	(.050)	(.080)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- G	-G	-G	-	-
Net asset value, end of period	$ 10.19	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total ReturnB, C	.00%	.88%	.98%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	.69%A	.78%	.97%	1.19%	.63%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,145	$ 8,055	$ 5,990	$ 4,667	$ 2,572
Portfolio turnover rate	0% A	10%	0%	3%	0%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	10.7	12.3
California	8.5	11.9
New York	8.1	6.2
Texas	7.8	2.6
Michigan	6.7	5.6
Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.3	35.2
Health Care	14.0	12.8
Electric Utilities	13.5	9.9
Special Tax	8.5	8.7
Transportation	6.6	9.2
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	2.4	2.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	2.2	2.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 4.0%	AAA 2.1%
AA,A 77.6%	AA,A 76.8%
BBB 14.4%	BBB 10.8%
BB and Below 0.4%	BB and Below 0.6%
Not Rated 0.8%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 8.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Alabama - 1.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 459,567
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (b)	1,100,000	1,115,554
		1,575,121
Arizona - 1.4%
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	166,043
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5% 7/1/17	415,000	457,928
Dysart Unified School District #89 Gen. Oblig. Series 2014, 4% 7/1/17	280,000	301,076
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	551,720
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	275,908
		1,752,675
California - 8.5%
California Gen. Oblig. 5% 3/1/17	215,000	234,911
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	625,000	679,888
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	662,424
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17	1,000,000	1,106,580
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,070,600
Los Angeles Unified School District:
Series 2011 A1, 4% 7/1/17	500,000	541,630
Series 2014 A, 5% 7/1/17	2,000,000	2,215,780
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	276,188
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	561,055
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	546,235
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	308,456
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,489,093
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	159,990
San Pablo Calif Redev. Agcy. Series 2014 A, 4% 6/15/17 (FSA Insured)	285,000	305,930
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	$ 400,000	$ 427,860
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	332,142
		10,918,762
Colorado - 0.6%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/17	420,000	460,627
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/17	250,000	275,378
		736,005
Connecticut - 3.3%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	455,000	462,649
Series 2014 A, 0.8%, tender 7/26/17 (b)	2,000,000	2,006,580
Series D, 5% 7/1/17	1,000,000	1,089,710
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	739,908
		4,298,847
District Of Columbia - 0.9%
District of Columbia Gen. Oblig. Series 2013 A, 5% 6/1/17	1,000,000	1,100,760
Florida - 10.7%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	549,765
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Escrowed to Maturity)	75,000	81,557
Series 2009 A1, 5.5% 6/1/17	195,000	215,927
Series 2010 A1:
4% 6/1/17 (FSA Insured)	80,000	85,624
5% 6/1/17 (FSA Insured)	550,000	602,234
5.25% 6/1/17	1,930,000	2,125,702
Series 2012 A1, 5% 6/1/17	750,000	821,985
5.25% 6/1/17 (FSA Insured)	300,000	330,420
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	600,000	659,718
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	200,000	212,060
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/17	$ 625,000	$ 686,556
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/17	150,000	165,086
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,100,310
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,098,490
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,111,130
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/17	2,000,000	2,210,500
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (c)	500,000	550,130
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	377,696
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	255,000	283,705
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	211,761
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/17	200,000	221,104
		13,701,460
Georgia - 3.8%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	292,972
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (b)	1,070,000	1,073,178
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	271,115
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/17	1,000,000	1,105,790
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	106,395
Series 2010, 5% 4/1/17	350,000	382,592
Series A, 5.25% 1/1/17	440,000	478,962
Series GG, 5% 1/1/17	515,000	558,389
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/17	565,000	616,031
		4,885,424
Illinois - 4.6%
Chicago Gen. Oblig.:
Series A, 5.5% 1/1/17	300,000	322,476
5% 1/1/17 (AMBAC Insured)	650,000	690,404
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	$ 345,000	$ 373,566
Series 2011 D, 5% 1/1/17	500,000	541,400
Illinois Fin. Auth. Rev.:
Series 2011 A1, 4% 4/1/17	90,000	95,996
Series 2013, 5% 5/15/17	295,000	319,907
Series B, 5% 7/1/17 (Escrowed to Maturity)	15,000	16,563
5% 7/1/17	200,000	220,480
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	528,965
Series 2012, 5% 3/1/17	1,000,000	1,077,390
Series 2014, 4% 2/1/17	1,000,000	1,054,740
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	268,445
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	148,543
5.5% 6/15/17 (FGIC Insured)	75,000	83,429
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	135,231
		5,877,535
Indiana - 0.6%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	500,000	507,985
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	215,028
		723,013
Maryland - 1.7%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2012, 4% 7/1/17	500,000	536,995
Series 2014, 5% 7/1/17	1,000,000	1,096,680
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	583,793
		2,217,468
Massachusetts - 4.7%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	905,582
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/17	500,000	540,255
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (b)(c)	$ 850,000	$ 857,948
Massachusetts Gen. Oblig.:
Series 2010 B, 5% 6/1/17	1,150,000	1,267,036
Series 2011 B, 5% 8/1/17	1,000,000	1,107,680
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2009 D, 5% 7/1/17	100,000	108,766
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Pwr. Supply Proj. 6) Series 2011, 5% 7/1/17	1,000,000	1,102,400
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	110,449
		6,000,116
Michigan - 6.7%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,619,205
Forest Hills Pub. Schools 4% 5/1/17 (a)	420,000	448,014
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,086,490
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (b)	575,000	584,355
Series 2010 F2, 1.5%, tender 3/1/17 (b)	1,960,000	1,991,321
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	252,628
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,145,800
Roseville Cmnty. Schools Series 2014, 5% 5/1/17	225,000	245,147
Royal Oak City School District 5% 5/1/17	200,000	218,924
		8,591,884
Minnesota - 0.9%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17	1,000,000	1,104,490
Missouri - 0.9%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	367,147
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	802,657
		1,169,804
Nebraska - 0.8%
Nebraska Pub. Pwr. District Rev.:
Series 2012 A, 5% 1/1/17	500,000	541,915
Series 2014, 4% 7/1/17	450,000	484,565
		1,026,480
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 3.0%
Clark County Arpt. Rev. 5% 7/1/17 (c)	$ 1,000,000	$ 1,094,610
Clark County School District:
Series 2007 C, 5% 6/15/17	500,000	549,140
Series 2014 A, 5.5% 6/15/17	2,000,000	2,225,280
		3,869,030
New Hampshire - 1.9%
New Hampshire Gen. Oblig. Series 2010 A, 5% 7/1/17	2,200,000	2,433,332
New Jersey - 5.9%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/17	1,000,000	1,084,770
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,084,350
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	530,000	570,656
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/17	2,085,000	2,276,653
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	664,253
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	330,327
New Jersey Health Care Facilities Fing. Auth. Rev.:
4% 7/1/17	50,000	53,470
4% 7/1/17	100,000	106,255
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	309,044
Series 2011 B, 5% 6/15/17	530,000	577,509
Series 2014 AA, 5% 6/15/17	500,000	544,820
		7,602,107
New York - 8.1%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	500,000	524,495
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	347,389
New York City Gen. Oblig.:
Series 2009 H1, 5% 3/1/17	2,310,000	2,519,240
Series 2011 B, 5% 8/1/17	1,680,000	1,857,274
Series 2015 A, 5% 8/1/17	2,000,000	2,211,040
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	438,758
New York Thruway Auth. Gen. Rev. Series 2014 J, 5% 1/1/17	1,000,000	1,082,800
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	$ 100,000	$ 109,335
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	242,514
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	220,010
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	781,000
		10,333,855
North Carolina - 0.6%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	413,016
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	428,934
		841,950
Ohio - 1.9%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	150,000	163,571
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,062,190
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	139,166
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	81,842
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/17	375,000	396,236
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	622,616
		2,465,621
Pennsylvania - 5.4%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	328,716
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	1,002,710
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	267,945
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	211,608
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,068,070
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,336,794
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A, 4% 2/1/17	$ 1,000,000	$ 1,066,820
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	554,310
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,100,050
		6,937,023
Pennsylvania, New Jersey - 0.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	591,256
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	1,000,000	1,055,310
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	140,791
Tennessee - 1.0%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (c)	1,130,000	1,237,203
Texas - 7.8%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	100,000	110,372
Denton Independent School District Series 2011, 5% 8/15/17	500,000	553,820
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	415,000	456,521
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	5,000,000	5,655,291
Lower Colorado River Auth. Rev. Series 2013, 5% 5/15/17	650,000	713,323
Lower Colorado River Auth. Transmission Contract Rev. 5% 5/15/17	100,000	109,323
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	549,245
San Antonio Elec. & Gas Sys. Rev. Series 2014, 5% 2/1/17	1,050,000	1,142,369
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	551,410
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	108,663
		9,950,337
Municipal Bonds - continued
	Principal Amount	Value
Utah - 0.3%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	$ 345,000	$ 380,939
Washington - 6.5%
Energy Northwest Elec. Rev.:
(Proj. 1) Series 2007 C, 5% 7/1/17	1,325,000	1,462,058
(Proj. 3) Series 2007 A, 4.5% 7/1/17	2,800,000	3,055,248
Series 2014 A, 5% 7/1/17	1,250,000	1,379,300
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (c)	500,000	541,510
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,025,000	1,121,832
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	259,677
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	270,000	299,460
Series 2014 5% 3/1/17	250,000	270,183
		8,389,268
Wisconsin - 1.3%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	534,165
Wisconsin Gen. Oblig. Series 2014 B, 5% 5/1/17	1,000,000	1,098,510
		1,632,675
TOTAL MUNICIPAL BONDS (Cost $122,608,965)		123,540,541
Municipal Notes - 0.8%

Kentucky - 0.8%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,069,592)	1,000,000	1,096,160
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $123,678,557)		124,636,701
NET OTHER ASSETS (LIABILITIES) - 2.8%		3,551,741
NET ASSETS - 100%		$ 128,188,442
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.3%
Health Care	14.0%
Electric Utilities	13.5%
Special Tax	8.5%
Transportation	6.6%
Education	6.0%
Escrowed/Pre-Refunded	5.9%
Others* (Individually Less Than 5%)	9.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $123,678,557)		$ 124,636,701
Cash		3,333,284
Receivable for fund shares sold		160,122
Interest receivable		1,669,949
Other receivables		622
Total assets		129,800,678

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 448,111
Payable for fund shares redeemed	1,091,798
Distributions payable	16,182
Accrued management fee	32,529
Distribution and service plan fees payable	2,058
Other affiliated payables	21,558
Total liabilities		1,612,236

Net Assets		$ 128,188,442
Net Assets consist of:
Paid in capital		$ 127,265,087
Distributions in excess of net investment income		(3,986)
Accumulated undistributed net realized gain (loss) on investments		(30,803)
Net unrealized appreciation (depreciation) on investments		958,144
Net Assets		$ 128,188,442

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,959,080 ÷ 947,447 shares)	$ 10.51

Maximum offering price per share (100/97.25 of $10.51)	$ 10.81
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($98,017,613 ÷ 9,325,670 shares)	$ 10.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($20,211,749 ÷ 1,922,966 shares)	$ 10.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2014 (Unaudited)

Investment Income
Interest		$ 756,743

Expenses
Management fee	$ 174,480
Transfer agent fees	58,165
Distribution and service plan fees	11,476
Independent trustees' compensation	257
Miscellaneous	65
Total expenses before reductions	244,443
Expense reductions	(1,631)	242,812
Net investment income (loss)		513,931
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		996
Change in net unrealized appreciation (depreciation) on investment securities		(443,433)
Net gain (loss)		(442,437)
Net increase (decrease) in net assets resulting from operations		$ 71,494

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 513,931	$ 828,257
Net realized gain (loss)	996	(31,757)
Change in net unrealized appreciation (depreciation)	(443,433)	1,113,821
Net increase (decrease) in net assets resulting from operations	71,494	1,910,321
Distributions to shareholders from net investment income	(513,871)	(829,746)
Distributions to shareholders from net realized gain	-	(5,852)
Total distributions	(513,871)	(835,598)
Share transactions - net increase (decrease)	35,911,328	41,533,513
Redemption fees	2	330
Total increase (decrease) in net assets	35,468,953	42,608,566

Net Assets
Beginning of period	92,719,489	50,110,923
End of period (including distributions in excess of net investment income of $3,986 and distributions in excess of net investment income of $4,046, respectively)	$ 128,188,442	$ 92,719,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.034	.106	.128	.150	.012
Net realized and unrealized gain (loss)	(.039)	.183	(.087)	.480	(.011)
Total from investment operations	(.005)	.289	.041	.630	.001
Distributions from net investment income	(.035)	(.108)	(.129)	(.150)	(.011)
Distributions from net realized gain	-	(.001)	(.012)	-	-
Total distributions	(.035)	(.109)	(.141)	(.150)	(.011)
Redemption fees added to paid in capital E	-H	-H	-H	-H	-
Net asset value, end of period	$ 10.51	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C, D	(.05)%	2.80%	.38%	6.34%	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65%A	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.64%A	.65%	.65%	.65%	.63%A
Net investment income (loss)	.65%A	1.01%	1.22%	1.45%	1.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,959	$ 8,162	$ 4,973	$ 3,986	$ 2,618
Portfolio turnover rate	0% A	0%	0%	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2017

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.048	.132	.155	.176	.014
Net realized and unrealized gain (loss)	(.040)	.183	(.088)	.480	(.010)
Total from investment operations	.008	.315	.067	.656	.004
Distributions from net investment income	(.048)	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	-	(.001)	(.012)	-	-
Total distributions	(.048)	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.51	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C	.08%	3.06%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	.90%A	1.26%	1.47%	1.70%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,018	$ 68,931	$ 38,747	$ 27,328	$ 6,801
Portfolio turnover rate	0% A	0%	0%	5%	0%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.048	.132	.155	.176	.015
Net realized and unrealized gain (loss)	(.040)	.183	(.088)	.480	(.011)
Total from investment operations	.008	.315	.067	.656	.004
Distributions from net investment income	(.048)	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	-	(.001)	(.012)	-	-
Total distributions	(.048)	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.51	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C	.08%	3.06%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	.90% A	1.26%	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,212	$ 15,627	$ 6,391	$ 3,841	$ 2,500
Portfolio turnover rate	0% A	0%	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
New York	19.6	21.3
Florida	15.1	15.3
New Jersey	11.6	5.1
Texas	6.0	2.1
California	5.9	5.3
Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.1	34.5
Transportation	14.3	10.3
Special Tax	12.3	17.4
Health Care	8.6	10.8
Electric Utilities	6.4	7.7
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	4.4	4.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	4.0	4.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 9.0%	AAA 3.6%
AA,A 85.2%	AA,A 88.1%
BBB 4.1%	BBB 5.0%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 3.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Arizona - 3.9%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 B, 5% 6/1/19	$ 270,000	$ 310,735
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	402,297
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	721,749
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	695,868
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	562,225
		2,692,874
California - 5.9%
California Econ. Recovery Series A, 4.6% 7/1/19 (Escrowed to Maturity)	1,040,000	1,195,459
California Gen. Oblig. 5.5% 4/1/19	500,000	587,850
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	571,650
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	382,399
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (c)	1,000,000	1,133,040
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	241,239
		4,111,637
Connecticut - 0.7%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2012 J, 4% 7/1/19	450,000	490,248
Florida - 15.1%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,155,060
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	255,000	292,885
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	575,650
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	925,936
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	497,825
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,739,962
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/19	$ 250,000	$ 288,765
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19 (a)	1,375,000	1,578,005
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,151,770
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,080,427
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (c)	500,000	573,535
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	584,195
		10,444,015
Georgia - 1.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (b)	1,000,000	1,012,150
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	229,500
		1,241,650
Illinois - 5.4%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,140,350
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	370,058
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,109,680
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,150,770
		3,770,858
Indiana - 0.4%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	290,420
Iowa - 1.4%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	946,421
Maryland - 1.6%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (c)	1,000,000	1,133,940
Massachusetts - 3.4%
Massachusetts Spl. Oblig. Rev. Series 2005 A, 5.5% 6/1/19	2,000,000	2,355,480
Michigan - 4.4%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,127,500
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Royal Oak City School District 5% 5/1/19	$ 700,000	$ 802,403
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,141,780
		3,071,683
Minnesota - 2.3%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	695,061
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	892,223
		1,587,284
Missouri - 0.4%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	274,908
New Jersey - 11.6%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19	105,000	117,579
Series 2014 PP, 5% 6/15/19	3,630,000	4,084,002
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	684,449
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	566,810
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	344,589
Series 2012 AA, 5% 6/15/19	2,000,000	2,256,500
		8,053,929
New Mexico - 1.0%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	696,720
New York - 19.6%
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	276,903
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/19	2,000,000	2,311,840
5% 3/1/19	3,000,000	3,439,410
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	577,250
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,153,510
New York Dorm. Auth. Personal Income Tax Rev. 5% 2/15/19	1,000,000	1,147,970
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	$ 260,000	$ 301,421
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	2,500,000	2,861,200
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,127,470
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	401,314
		13,598,288
Ohio - 2.9%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (First Energy Nuclear Generation Proj.) Series 2006 B, 4%, tender 6/3/19 (b)	1,000,000	1,067,830
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	925,452
		1,993,282
Oregon - 1.6%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (c)	1,000,000	1,103,490
Pennsylvania - 5.3%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	115,168
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	430,048
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	204,563
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	110,547
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,148,950
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	910,064
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	734,400
		3,653,740
Texas - 6.0%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	574,710
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	$ 3,000,000	$ 3,039,270
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	576,285
		4,190,265
Virginia - 0.7%
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	508,735
Washington - 0.2%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	125,255
Wisconsin - 2.7%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,147,190
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	650,000	717,184
		1,864,374
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $66,663,482)	68,199,496
NET OTHER ASSETS (LIABILITIES) - 1.7%	1,166,422
NET ASSETS - 100%	$ 69,365,918
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	42.1%
Transportation	14.3%
Special Tax	12.3%
Health Care	8.6%
Electric Utilities	6.4%
Education	6.3%
Water & Sewer	5.8%
Others* (Individually Less Than 5%)	4.2%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $66,663,482)		$ 68,199,496
Cash		1,711,543
Receivable for fund shares sold		247,705
Interest receivable		840,579
Other receivables		187
Total assets		70,999,510

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,577,331
Payable for fund shares redeemed	4,632
Distributions payable	20,497
Accrued management fee	17,480
Distribution and service plan fees payable	2,041
Other affiliated payables	11,611
Total liabilities		1,633,592

Net Assets		$ 69,365,918
Net Assets consist of:
Paid in capital		$ 67,808,851
Undistributed net investment income		2,150
Accumulated undistributed net realized gain (loss) on investments		18,903
Net unrealized appreciation (depreciation) on investments		1,536,014
Net Assets		$ 69,365,918

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,498,667 ÷ 885,693 shares)	$ 10.72

Maximum offering price per share (100/97.25 of $10.72)	$ 11.02
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($42,560,338 ÷ 3,968,514 shares)	$ 10.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,306,913 ÷ 1,613,752 shares)	$ 10.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2014 (Unaudited)

Investment Income
Interest		$ 697,539

Expenses
Management fee	$ 98,109
Transfer agent fees	32,712
Distribution and service plan fees	10,630
Independent trustees' compensation	149
Miscellaneous	39
Total expenses before reductions	141,639
Expense reductions	(596)	141,043
Net investment income (loss)		556,496
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		61,824
Change in net unrealized appreciation (depreciation) on investment securities		(194,066)
Net gain (loss)		(132,242)
Net increase (decrease) in net assets resulting from operations		$ 424,254

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 556,496	$ 839,100
Net realized gain (loss)	61,824	24,669
Change in net unrealized appreciation (depreciation)	(194,066)	963,210
Net increase (decrease) in net assets resulting from operations	424,254	1,826,979
Distributions to shareholders from net investment income	(556,448)	(839,107)
Share transactions - net increase (decrease)	12,943,067	19,707,336
Redemption fees	698	61
Total increase (decrease) in net assets	12,811,571	20,695,269

Net Assets
Beginning of period	56,554,347	35,859,078
End of period (including undistributed net investment income of $2,150 and undistributed net investment income of $2,102, respectively)	$ 69,365,918	$ 56,554,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.080	.181	.199	.215	.017
Net realized and unrealized gain (loss)	(.020)	.242	(.170)	.721	(.051)
Total from investment operations	.060	.423	.029	.936	(.034)
Distributions from net investment income	(.080)	(.183)	(.199)	(.215)	(.016)
Distributions from net realized gain	-	-	-	(.001)	-
Total distributions	(.080)	(.183)	(.199)	(.216)	(.016)
Redemption fees added to paid in capital E	- H	- H	- H	- H	-
Net asset value, end of period	$ 10.72	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C, D	.56%	4.06%	.24%	9.47%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65%A	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.64%A	.65%	.65%	.65%	.64%A
Net investment income (loss)	1.47%A	1.71%	1.84%	2.06%	1.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,499	$ 6,830	$ 8,173	$ 9,017	$ 5,092
Portfolio turnover rate	4% A	2%	4%	5%	5%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2019

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.093	.207	.226	.242	.019
Net realized and unrealized gain (loss)	(.019)	.242	(.170)	.720	(.050)
Total from investment operations	.074	.449	.056	.962	(.031)
Distributions from net investment income	(.094)	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	-	(.001)	-
Total distributions	(.094)	(.209)	(.226)	(.242)H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-G	-
Net asset value, end of period	$ 10.72	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C	.69%	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.72%A	1.96%	2.09%	2.31%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,560	$ 36,135	$ 20,787	$ 15,946	$ 5,967
Portfolio turnover rate	4% A	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.093	.207	.226	.241	.019
Net realized and unrealized gain (loss)	(.019)	.242	(.170)	.721	(.050)
Total from investment operations	.074	.449	.056	.962	(.031)
Distributions from net investment income	(.094)	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	-	(.001)	-
Total distributions	(.094)	(.209)	(.226)	(.242)H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.72	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C	.69%	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.72%A	1.96%	2.09%	2.31%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,307	$ 13,589	$ 6,899	$ 6,213	$ 5,050
Portfolio turnover rate	4% A	2%	4%	5%	5%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
New Jersey	12.4	11.9
Florida	10.5	11.2
New York	8.8	10.8
California	8.0	11.6
Texas	7.8	6.6
Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.1	38.3
Health Care	16.9	16.2
Transportation	13.3	10.8
Electric Utilities	8.6	9.2
Special Tax	7.7	9.7
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	6.4	6.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	5.5	6.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 1.8%	AAA 3.4%
AA,A 84.9%	AA,A 86.4%
BBB 10.3%	BBB 9.6%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Arizona - 3.5%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 684,951
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	345,231
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	592,245
		1,622,427
California - 8.0%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	594,620
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	592,785
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,188,130
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	301,655
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	121,671
Series 2011 C, 5% 5/1/21 (a)	500,000	587,645
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	298,330
		3,684,836
Colorado - 0.9%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	418,845
Connecticut - 1.9%
Hartford Gen. Oblig. Series 2013 B, 4% 4/1/21	805,000	887,504
Florida - 10.5%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	591,820
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	298,305
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	891,750
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	893,265
Series 2012 A, 5% 7/1/21	500,000	595,510
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,178,970
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	384,959
		4,834,579
Municipal Bonds - continued
	Principal Amount	Value
Georgia - 5.2%
Atlanta Arpt. Rev. 5% 1/1/21	$ 1,000,000	$ 1,184,560
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	296,140
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	812,199
Series 2011 B, 5% 1/1/21	85,000	99,948
		2,392,847
Illinois - 7.3%
Chicago Gen. Oblig. 5% 1/1/21	500,000	537,950
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	467,136
Chicago Park District Gen. Oblig. Series 2014 D, 5% 1/1/21	1,000,000	1,166,000
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	606,879
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	561,455
		3,339,420
Indiana - 2.0%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	236,664
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	296,673
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	359,130
		892,467
Massachusetts - 1.5%
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	239,284
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	464,221
		703,505
Michigan - 7.4%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	578,645
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	239,344
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	580,710
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,136,900
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	876,135
		3,411,734
Nebraska - 1.3%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	591,035
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 1.4%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	$ 250,000	$ 298,173
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	349,260
		647,433
New Jersey - 12.4%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	500,000	579,910
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	871,330
New Jersey Econ. Dev. Auth. Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,377,754
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	623,689
Series 2013 A, 5% 7/1/21	100,000	117,831
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,161,170
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	109,603
Series 2011 B, 5% 6/15/21	750,000	855,158
		5,696,445
New York - 8.8%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	564,585
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	578,955
New York City Gen. Oblig. Series 2013 J, 5% 8/1/21	1,000,000	1,187,200
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	814,732
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	678,504
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	235,396
		4,059,372
North Carolina - 3.1%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	234,640
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,191,360
		1,426,000
Municipal Bonds - continued
	Principal Amount	Value
Oregon - 1.7%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	$ 650,000	$ 764,173
Pennsylvania - 5.1%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	410,168
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	768,393
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	573,935
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	586,110
		2,338,606
South Carolina - 1.8%
Horry County School District Series 2011, 5% 3/1/21	700,000	832,139
Texas - 7.8%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	295,328
5% 7/15/21	750,000	885,983
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	295,910
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	593,830
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	598,113
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	82,464
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	237,710
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	574,090
		3,563,428
Washington - 2.8%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	794,124
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	177,080
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	296,520
		1,267,724
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 2.6%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	$ 1,000,000	$ 1,185,380
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $42,460,369)	44,559,899
NET OTHER ASSETS (LIABILITIES) - 3.0%	1,355,161
NET ASSETS - 100%	$ 45,915,060
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	38.1%
Health Care	16.9%
Transportation	13.3%
Electric Utilities	8.6%
Special Tax	7.7%
Education	6.1%
Water & Sewer	5.1%
Others* (Individually Less Than 5%)	4.2%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $42,460,369)		$ 44,559,899
Cash		778,909
Receivable for fund shares sold		10,000
Interest receivable		612,965
Other receivables		103
Total assets		45,961,876

Liabilities
Payable for fund shares redeemed	$ 5,778
Distributions payable	19,054
Accrued management fee	11,910
Transfer agent fee payable	7,910
Distribution and service plan fees payable	2,164
Total liabilities		46,816

Net Assets		$ 45,915,060
Net Assets consist of:
Paid in capital		$ 43,733,347
Undistributed net investment income		1,938
Accumulated undistributed net realized gain (loss) on investments		80,245
Net unrealized appreciation (depreciation) on investments		2,099,530
Net Assets		$ 45,915,060

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,233,264 ÷ 935,558 shares)	$ 10.94

Maximum offering price per share (100/97.25 of $10.94)	$ 11.25
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($24,200,568 ÷ 2,212,492 shares)	$ 10.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,481,228 ÷ 1,049,649 shares)	$ 10.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2014 (Unaudited)

Investment Income
Interest		$ 624,092

Expenses
Management fee	$ 68,632
Transfer agent fees	22,880
Distribution and service plan fees	11,984
Independent trustees' compensation	107
Miscellaneous	29
Total expenses before reductions	103,632
Expense reductions	(365)	103,267
Net investment income (loss)		520,825
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		84,953
Change in net unrealized appreciation (depreciation) on investment securities		279,997
Net gain (loss)		364,950
Net increase (decrease) in net assets resulting from operations		$ 885,775

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 520,825	$ 931,239
Net realized gain (loss)	84,953	53,292
Change in net unrealized appreciation (depreciation)	279,997	1,163,953
Net increase (decrease) in net assets resulting from operations	885,775	2,148,484
Distributions to shareholders from net investment income	(521,679)	(931,249)
Distributions to shareholders from net realized gain	(56,405)	(118,166)
Total distributions	(578,084)	(1,049,415)
Share transactions - net increase (decrease)	2,596,788	5,481,587
Redemption fees	507	42
Total increase (decrease) in net assets	2,904,986	6,580,698

Net Assets
Beginning of period	43,010,074	36,429,376
End of period (including undistributed net investment income of $1,938 and undistributed net investment income of $2,792, respectively)	$ 45,915,060	$ 43,010,074

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.114	.240	.242	.248	.017
Net realized and unrealized gain (loss)	.094	.324	(.250)	.906	(.040)
Total from investment operations	.208	.564	(.008)	1.154	(.023)
Distributions from net investment income	(.114)	(.240)	(.242)	(.248)	(.017)
Distributions from net realized gain	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.128)	(.274)	(.262)	(.274)	(.017)
Redemption fees added to paid in capital E	- H	- H	- H	- H	-
Net asset value, end of period	$ 10.94	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C, D	1.92%	5.44%	(.15)%	11.68%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65%A	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.64%A	.65%	.65%	.65%	.63%A
Net investment income (loss)	2.06%A	2.26%	2.19%	2.34%	1.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,233	$ 9,189	$ 8,664	$ 8,546	$ 5,168
Portfolio turnover rate	11% A	6%	12%	14%	5%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2021

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.127	.266	.269	.275	.019
Net realized and unrealized gain (loss)	.095	.325	(.250)	.905	(.040)
Total from investment operations	.222	.591	.019	1.180	(.021)
Distributions from net investment income	(.128)	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.142)	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.94	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C	2.05%	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.31%A	2.51%	2.44%	2.59%	1.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,201	$ 23,718	$ 20,604	$ 20,274	$ 5,921
Portfolio turnover rate	11% A	6%	12%	14%	5%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.127	.266	.269	.274	.020
Net realized and unrealized gain (loss)	.095	.325	(.250)	.906	(.041)
Total from investment operations	.222	.591	.019	1.180	(.021)
Distributions from net investment income	(.128)	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.142)	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	-G	- G	- G	- G	-
Net asset value, end of period	$ 10.94	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C	2.05%	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.31%A	2.51%	2.44%	2.60%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,481	$ 10,103	$ 7,161	$ 6,367	$ 5,008
Portfolio turnover rate	11% A	6%	12%	14%	5%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
New York	14.3	11.0
Illinois	13.2	12.5
California	11.6	15.6
New Jersey	9.6	9.0
Washington	5.5	6.0
Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.1	44.5
Health Care	14.9	10.8
Transportation	14.2	10.2
Special Tax	9.9	7.8
Water & Sewer	8.1	8.8
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	8.4	8.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	7.0	7.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 4.0%	AAA 4.3%
AA,A 84.2%	AA,A 85.2%
BBB 8.6%	BBB 6.4%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 4.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount	Value
Arizona - 4.0%
Tucson Ctfs. of Prtn. Series 2012, 5% 7/1/23 (FSA Insured)	$ 200,000	$ 241,072
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	500,000	614,785
		855,857
California - 11.6%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	100,000	120,212
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	303,003
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	458,366
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013 B, 5% 7/1/23	350,000	431,886
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/23	350,000	430,836
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	69,490
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	145,646
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	242,574
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	298,363
		2,500,376
Colorado - 1.7%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	240,026
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	122,922
		362,948
Connecticut - 4.9%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	117,601
Hartford Gen. Oblig.:
Series 2013, 5% 4/1/23	300,000	351,846
5% 4/1/23	500,000	586,410
		1,055,857
Municipal Bonds - continued
	Principal Amount	Value
Florida - 1.8%
Miami-Dade County Expressway Auth. Series 2014 A, 4% 7/1/23	$ 200,000	$ 222,164
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	173,175
		395,339
Georgia - 2.6%
Atlanta Arpt. Rev. 5% 1/1/23	250,000	299,593
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	252,848
		552,441
Illinois - 13.2%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	254,898
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	300,000	356,859
5% 1/1/23	400,000	475,812
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	233,786
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	200,000	235,360
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	303,944
Series 2014, 5% 2/1/23	250,000	280,830
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	92,495
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	482,432
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	19,171
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	90,000	93,791
		2,829,378
Indiana - 1.4%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	294,948
Louisiana - 3.0%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	635,450
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 0.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 50,000	$ 63,284
Michigan - 4.1%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	58,537
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	462,170
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	363,924
		884,631
Minnesota - 1.4%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	296,215
Nevada - 2.7%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	133,418
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	449,684
		583,102
New Jersey - 9.6%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	292,805
New Jersey Econ. Dev. Auth. Rev. Series 2013, 5% 3/1/23	550,000	625,174
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	119,855
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	234,844
Series 2013, 5% 7/1/23	200,000	237,682
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	303,008
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	243,204
		2,056,572
New York - 14.3%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	250,000	296,053
Series 2014 B, 5% 7/1/23	250,000	296,053
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	726,900
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 C, 5% 3/15/23	$ 500,000	$ 609,005
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	784,670
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	358,800
		3,071,481
Ohio - 4.4%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	455,744
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	116,418
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/23	300,000	368,247
		940,409
Oregon - 1.4%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	299,000
Pennsylvania - 5.1%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	365,261
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/23	500,000	608,700
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	120,195
		1,094,156
Rhode Island - 1.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	285,720
Texas - 2.5%
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	169,309
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/23	300,000	358,062
		527,371
Washington - 5.5%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	60,651
Port of Seattle Rev. Series 2013, 5% 7/1/23 (b)	250,000	293,348
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	350,082
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	$ 300,000	$ 337,881
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	132,138
		1,174,100
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $20,181,032)	20,758,635
NET OTHER ASSETS (LIABILITIES) - 3.2%	688,456
NET ASSETS - 100%	$ 21,447,091
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.1%
Health Care	14.9%
Transportation	14.2%
Special Tax	9.9%
Water & Sewer	8.1%
Electric Utilities	5.5%
Others* (Individually Less Than 5%)	11.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $20,181,032)		$ 20,758,635
Cash		443,782
Interest receivable		269,382
Other receivables		40
Total assets		21,471,839

Liabilities
Payable for fund shares redeemed	$ 7,647
Distributions payable	6,897
Accrued management fee	5,499
Transfer agent fee payable	3,687
Distribution and service plan fees payable	1,018
Total liabilities		24,748

Net Assets		$ 21,447,091
Net Assets consist of:
Paid in capital		$ 20,888,039
Undistributed net investment income		12
Accumulated undistributed net realized gain (loss) on investments		(18,563)
Net unrealized appreciation (depreciation) on investments		577,603
Net Assets		$ 21,447,091

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,702,572 ÷ 465,899 shares)	$ 10.09

Maximum offering price per share (100/97.25 of $10.09)	$ 10.38
Municipal Income 2023: Net Asset Value, offering price and redemption price per share ($10,213,413 ÷ 1,011,890 shares)	$ 10.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,531,106 ÷ 647,061 shares)	$ 10.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2014 (Unaudited)

Investment Income
Interest		$ 293,313

Expenses
Management fee	$ 32,491
Transfer agent fees	10,832
Distribution and service plan fees	5,936
Independent trustees' compensation	50
Miscellaneous	13
Total expenses before reductions	49,322
Expense reductions	(119)	49,203
Net investment income (loss)		244,110
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		13,401
Change in net unrealized appreciation (depreciation) on investment securities		381,814
Net gain (loss)		395,215
Net increase (decrease) in net assets resulting from operations		$ 639,325

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 244,110	$ 312,162
Net realized gain (loss)	13,401	(17,361)
Change in net unrealized appreciation (depreciation)	381,814	752,707
Net increase (decrease) in net assets resulting from operations	639,325	1,047,508
Distributions to shareholders from net investment income	(244,098)	(312,158)
Share transactions - net increase (decrease)	1,587,964	8,594,451
Redemption fees	-	655
Total increase (decrease) in net assets	1,983,191	9,330,456

Net Assets
Beginning of period	19,463,900	10,133,444
End of period (including undistributed net investment income of $12 and undistributed net investment income of $0, respectively)	$ 21,447,091	$ 19,463,900

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.103	.199	.010
Net realized and unrealized gain (loss)	.190	.429	(.530)
Total from investment operations	.293	.628	(.520)
Distributions from net investment income	(.103)	(.198)	(.010)
Redemption fees added to paid in capital E,H	-	-	-
Net asset value, end of period	$ 10.09	$ 9.90	$ 9.47
Total ReturnB, C, D	2.97%	6.72%	(5.20)%
Ratios to Average Net Assets G
Expenses before reductions	.65%A	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%A
Expenses net of all reductions	.64%A	.65%	.62%A
Net investment income (loss)	2.05%A	2.08%	.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,703	$ 4,827	$ 2,370
Portfolio turnover rate	20% A	3%	4%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period April 23, 2013 (commencement of operations) to June 30, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2023

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.115	.223	.015
Net realized and unrealized gain (loss)	.191	.429	(.530)
Total from investment operations	.306	.652	(.515)
Distributions from net investment income	(.116)	(.222)	(.015)
Redemption fees added to paid in capital D,G	-	-	-
Net asset value, end of period	$ 10.09	$ 9.90	$ 9.47
Total ReturnB, C	3.10%	6.98%	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.37%A
Net investment income (loss)	2.29%A	2.34%	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,213	$ 9,264	$ 5,383
Portfolio turnover rate	20% A	3%	4%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.115	.224	.015
Net realized and unrealized gain (loss)	.191	.428	(.530)
Total from investment operations	.306	.652	(.515)
Distributions from net investment income	(.116)	(.222)	(.015)
Redemption fees added to paid in capital D,G	-	-	-
Net asset value, end of period	$ 10.09	$ 9.90	$ 9.47
Total ReturnB, C	3.10%	6.98%	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.37%A
Net investment income (loss)	2.29%A	2.33%	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,531	$ 5,374	$ 2,380
Portfolio turnover rate	20% A	3%	4%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2014 (Unaudited)

1. Organization.

Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 27, 2014, Fidelity Municipal Income 2015 Fund was closed to new accounts with certain exceptions.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Municipal Income 2015 Fund	$ 62,544,270	$ 181,926	$ (5,348)	$ 176,578
Fidelity Municipal Income 2017 Fund	123,678,398	1,131,515	(173,212)	958,303
Fidelity Municipal Income 2019 Fund	66,663,482	1,623,914	(87,900)	1,536,014
Fidelity Municipal Income 2021 Fund	42,460,369	2,131,504	(31,974)	2,099,530
Fidelity Municipal Income 2023 Fund	20,181,031	624,210	(46,606)	577,604

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Municipal Income 2015 Fund	$ -	$ (47,106)	$ (47,016)	$ (47,016)
Fidelity Municipal Income 2017 Fund	(47)	(31,752)	(31,799)	(31,799)
Fidelity Municipal Income 2019 Fund	(42,921)	-	(42,921)	(42,921)
Fidelity Municipal Income 2023 Fund	(31,968)	-	(31,968)	(31,968)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Semiannual Report

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	-	31,258,521
Fidelity Municipal Income 2017 Fund	41,896,367	10,000
Fidelity Municipal Income 2019 Fund	15,416,844	1,172,820
Fidelity Municipal Income 2021 Fund	4,218,781	2,494,961
Fidelity Municipal Income 2023 Fund	3,995,364	2,156,939

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 10,204	$ -
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 11,476	$ 1,440
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 10,630	$ 4,856
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 11,984	$ 5,699
Fidelity Municipal Income 2023 Fund
Class A	.25%	$ 5,936	$ 5,936

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	$ 210
Fidelity Municipal Income 2017 Fund
Class A	$ 217
Fidelity Municipal Income 2019 Fund
Class A	$ 961
Fidelity Municipal Income 2021 Fund
Class A	$ 1,208
Fidelity Municipal Income 2023 Fund
Class A	$ 503

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 4,081
Municipal Income 2015	33,609
Institutional Class	3,098
$ 40,788
Fidelity Municipal Income 2017 Fund
Class A	$ 4,592
Municipal Income 2017	44,123
Institutional Class	9,450
$ 58,165
Fidelity Municipal Income 2019 Fund
Class A	$ 4,253
Municipal Income 2019	20,390
Institutional Class	8,069
$ 32,712
Fidelity Municipal Income 2021 Fund
Class A	$ 4,794
Municipal Income 2021	12,473
Institutional Class	5,613
$ 22,880
Fidelity Municipal Income 2023 Fund
Class A	$ 2,376
Municipal Income 2023	5,207
Institutional Class	3,249
$ 10,832

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Funds' accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2015 Fund	$ 66
Fidelity Municipal Income 2017 Fund	65
Fidelity Municipal Income 2019 Fund	39
Fidelity Municipal Income 2021 Fund	29
Fidelity Municipal Income 2023 Fund	13

During the period, the Funds did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Municipal Income 2015 Fund	$ 432
Fidelity Municipal Income 2017 Fund	1,631
Fidelity Municipal Income 2019 Fund	596
Fidelity Municipal Income 2021 Fund	365
Fidelity Municipal Income 2023 Fund	119

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2014	Year ended June 30, 2014
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 18,183	$ 50,665
Municipal Income 2015	233,140	604,650
Institutional Class	21,397	55,205
Total	$ 272,720	$ 710,520

Semiannual Report

7. Distributions to Shareholders - continued

	Six months ended December 31, 2014	Year ended June 30, 2014
From net realized gain
Class A	$ 11,184	$ -
Municipal Income 2015	83,156	-
Institutional Class	6,467	-
Total	$ 100,807	$ -
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 30,036	$ 69,462
Municipal Income 2017	398,464	658,943
Institutional Class	85,371	101,341
Total	$ 513,871	$ 829,746
From net realized gain
Class A	$ -	$ 432
Municipal Income 2017	-	4,735
Institutional Class	-	685
Total	$ -	$ 5,852
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 62,465	$ 117,596
Municipal Income 2019	354,073	530,099
Institutional Class	139,910	191,412
Total	$ 556,448	$ 839,107
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 99,584	$ 189,266
Municipal Income 2021	291,090	536,307
Institutional Class	131,005	205,676
Total	$ 521,679	$ 931,249
From net realized gain
Class A	$ 11,579	$ 27,792
Municipal Income 2021	30,850	67,843
Institutional Class	13,976	22,531
Total	$ 56,405	$ 118,166
Fidelity Municipal Income 2023 Fund
From net investment income
Class A	$ 48,941	$ 68,655
Municipal Income 2023	120,159	158,900
Institutional Class	74,998	84,603
Total	$ 244,098	$ 312,158

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended December 31, 2014	Year ended June 30, 2014	Six months ended December 31, 2014	Year ended June 30, 2014
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	-	620,865	$ -	$ 6,358,218
Reinvestment of distributions	2,858	4,661	29,184	47,734
Shares redeemed	(121,412)	(623,654)	(1,240,874)	(6,386,439)
Net increase (decrease)	(118,554)	1,872	$ (1,211,690)	$ 19,513
Municipal Income 2015
Shares sold	-	4,589,724	$ -	$ 46,998,387
Reinvestment of distributions	23,981	49,423	244,961	506,174
Shares redeemed	(2,718,436)	(3,088,049)	(27,794,034)	(31,630,028)
Net increase (decrease)	(2,694,455)	1,551,098	$ (27,549,073)	$ 15,874,533
Institutional Class
Shares sold	-	447,127	$ -	$ 4,579,387
Reinvestment of distributions	2,463	4,325	25,163	44,299
Shares redeemed	(382,310)	(250,671)	(3,906,952)	(2,567,239)
Net increase (decrease)	(379,847)	200,781	$ (3,881,789)	$ 2,056,447
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	278,707	716,726	$ 2,939,336	$ 7,519,057
Reinvestment of distributions	2,592	5,882	27,324	61,698
Shares redeemed	(107,765)	(428,404)	(1,135,452)	(4,495,669)
Net increase (decrease)	173,534	294,204	$ 1,831,208	$ 3,085,086
Municipal Income 2017
Shares sold	4,043,443	4,164,935	$ 42,643,253	$ 43,634,542
Reinvestment of distributions	30,461	51,953	321,141	544,659
Shares redeemed	(1,284,489)	(1,418,358)	(13,535,917)	(14,837,183)
Net increase (decrease)	2,789,415	2,798,530	$ 29,428,477	$ 29,342,018
Institutional Class
Shares sold	481,459	1,276,022	$ 5,076,113	$ 13,413,376
Reinvestment of distributions	7,667	8,657	80,828	90,806
Shares redeemed	(47,923)	(419,405)	(505,298)	(4,397,773)
Net increase (decrease)	441,203	865,274	$ 4,651,643	$ 9,106,409

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2014	Year ended June 30, 2014	Six months ended December 31, 2014	Year ended June 30, 2014
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	441,257	160,576	$ 4,753,445	$ 1,707,619
Reinvestment of distributions	5,714	10,820	61,543	114,728
Shares redeemed	(197,350)	(313,592)	(2,121,934)	(3,312,287)
Net increase (decrease)	249,621	(142,196)	$ 2,693,054	$ (1,489,940)
Municipal Income 2019
Shares sold	1,169,272	2,040,408	$ 12,586,937	$ 21,672,974
Reinvestment of distributions	24,016	38,998	258,658	414,185
Shares redeemed	(589,820)	(693,849)	(6,350,180)	(7,354,358)
Net increase (decrease)	603,468	1,385,557	$ 6,495,415	$ 14,732,801
Institutional Class
Shares sold	553,058	792,719	$ 5,957,374	$ 8,426,700
Reinvestment of distributions	10,301	14,695	110,937	156,076
Shares redeemed	(215,031)	(198,985)	(2,313,713)	(2,118,301)
Net increase (decrease)	348,328	608,429	$ 3,754,598	$ 6,464,475
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	235,986	215,825	$ 2,580,945	$ 2,299,866
Reinvestment of distributions	9,612	19,220	105,041	203,473
Shares redeemed	(155,988)	(209,145)	(1,702,006)	(2,208,071)
Net increase (decrease)	89,610	25,900	$ 983,980	$ 295,268
Municipal Income 2021
Shares sold	356,396	744,510	$ 3,892,198	$ 7,888,965
Reinvestment of distributions	20,505	41,033	224,068	434,402
Shares redeemed	(347,840)	(552,198)	(3,800,958)	(5,821,484)
Net increase (decrease)	29,061	233,345	$ 315,308	$ 2,501,883
Institutional Class
Shares sold	211,628	384,256	$ 2,305,093	$ 4,081,286
Reinvestment of distributions	10,965	19,383	119,817	205,401
Shares redeemed	(102,967)	(151,348)	(1,127,410)	(1,602,251)
Net increase (decrease)	119,626	252,291	$ 1,297,500	$ 2,684,436

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2014	Year ended June 30, 2014	Six months ended December 31, 2014	Year ended June 30, 2014
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	77,891	237,566	$ 779,190	$ 2,287,073
Reinvestment of distributions	4,359	6,495	43,704	62,556
Shares redeemed	(103,739)	(6,943)	(1,032,360)	(67,435)
Net increase (decrease)	(21,489)	237,118	$ (209,466)	$ 2,282,194
Municipal Income 2023
Shares sold	274,180	419,413	$ 2,740,601	$ 4,030,028
Reinvestment of distributions	10,786	15,067	108,109	144,886
Shares redeemed	(208,519)	(67,572)	(2,081,534)	(644,775)
Net increase (decrease)	76,447	366,908	$ 767,176	$ 3,530,139
Institutional Class
Shares sold	171,246	284,193	$ 1,702,175	$ 2,714,316
Reinvestment of distributions	5,204	7,048	52,158	67,802
Shares redeemed	(72,037)	-	(724,079)	-
Net increase (decrease)	104,413	291,241	$ 1,030,254	$ 2,782,118

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2021 Fund	25%
Fidelity Municipal Income 2023 Fund	39%

In January 2015, the Board of Trustees approved a Plan of Liquidation and Dissolution whereby Fidelity Municipal Income 2015 Fund, consistent with the Fund's original design, will distribute all of its net assets to its shareholders on or about July 10, 2015. In anticipation of this event, the Fund was closed to new investors on June 27, 2014 and the Fund removed its 0.50% redemption fee on shares held less than 30 days, effective February 2, 2015.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Defined Maturity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the funds at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Investment Performance (except Fidelity Municipal Income 2023 Fund). The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-year period.

Investment Performance (Fidelity Municipal Income 2023 Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under each fund's management contract.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Income 2017 Fund

Fidelity Municipal Income 2019 Fund

Semiannual Report

Fidelity Municipal Income 2021 Fund

Fidelity Municipal Income 2023 Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. Although Fidelity Municipal Income 2023 Fund's hypothetical net management fee was negative, the Board noted that it is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and is not intended to suggest that Fidelity pays to manage the fund's assets.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ADMII-USAN-0215
1.926280.103

(Fidelity Investment logo)(registered trademark)
Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2015 Fund - Class A

Fidelity Advisor Municipal Income 2017 Fund - Class A

Fidelity Advisor Municipal Income 2019 Fund - Class A

Fidelity Advisor Municipal Income 2021 Fund - Class A

Fidelity Advisor Municipal Income 2023 Fund - Class A

Semiannual Report

December 31, 2014

(Fidelity Cover Art)

Each Advisor fund
listed above is a
class of the Fidelity®
Defined Maturity Funds

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor® Municipal Income 2015 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2017 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2019 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2021 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2023 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 998.80	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,000.00	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,000.00	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 999.50	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,000.80	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,000.80	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,005.60	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,006.90	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,006.90	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
	Annualized Expense RatioB	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,019.20	$ 3.31
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,020.50	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,020.50	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,029.70	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2023	.40%
Actual		$ 1,000.00	$ 1,031.00	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,031.00	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	11.4	11.9
New Jersey	10.0	9.0
New York	9.8	10.0
Pennsylvania	7.5	6.5
Connecticut	7.1	7.9
Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	23.6	33.2
Transportation	15.3	10.3
Health Care	14.6	11.2
Electric Utilities	14.2	10.6
Education	9.7	6.9
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	0.4	0.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	0.4	0.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 0.7%	AAA 5.4%
AA,A 85.0%	AA,A 81.6%
BBB 9.5%	BBB 9.6%
BB and Below 1.2%	BB and Below 0.8%
Short-Term Investments and Net Other Assets 3.6%	Short-Term Investments and Net Other Assets 2.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Arizona - 7.0%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 101,821
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15	910,000	931,440
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	202,196
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,790,968
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	890,497
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	317,257
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	356,773
		4,590,952
California - 1.9%
California Gen. Oblig. 5% 6/1/15	250,000	254,920
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	767,670
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	204,256
		1,226,846
Connecticut - 7.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,017,320
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	766,815
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/15 (b)	800,000	816,080
New Haven Gen. Oblig. Series 2013 A, 5% 8/1/15	2,000,000	2,050,520
		4,650,735
Florida - 3.9%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,017,960
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15	150,000	152,916
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2005 A, 5% 6/1/15	360,000	367,056
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	504,360
Port Saint Lucie Gen. Oblig. Series 2014, 2% 7/1/15	505,000	509,141
		2,551,433
Municipal Bonds - continued
	Principal Amount	Value
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	$ 500,000	$ 509,350
Illinois - 11.4%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	200,020
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.7%, tender 5/1/15 (a)(b)	1,000,000	1,000,760
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,515,750
Series 2010, 5% 1/1/15	275,000	275,036
Series 2013, 4% 7/1/15	1,500,000	1,524,945
Illinois Reg'l. Trans. Auth. Series 2002 A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,041,745
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	250,000	255,363
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/15	1,560,000	1,589,032
		7,402,651
Indiana - 1.9%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,022,660
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	204,732
		1,227,392
Kentucky - 1.2%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	750,000	753,593
Maryland - 0.8%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	526,864
Massachusetts - 6.5%
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	750,000	763,515
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	3,380,000	3,458,951
		4,222,466
Michigan - 3.4%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	507,395
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	$ 750,000	$ 766,883
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	964,051
		2,238,329
Missouri - 3.1%
Kansas City Spl. Oblig. 2% 9/1/15	270,000	273,008
Saint Louis Arpt. Rev. Series 2013, 4% 7/1/15	1,705,000	1,735,792
		2,008,800
Nevada - 5.3%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	20,000	20,464
Series 2010 D, 5% 7/1/15	1,280,000	1,309,773
Series 2013 C1, 2.5% 7/1/15 (b)	380,000	383,944
5% 7/1/15 (b)	1,500,000	1,534,140
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	178,402
		3,426,723
New Jersey - 10.0%
Atlantic City Gen. Oblig. Series 2005, 4.5% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	229,401
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	625,000	637,644
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/15	1,780,000	1,816,009
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	1,975,000	2,019,280
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/15	1,635,000	1,668,812
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	153,600
		6,524,746
New Mexico - 5.1%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (a)	2,355,000	2,367,953
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	921,249
		3,289,202
Municipal Bonds - continued
	Principal Amount	Value
New York - 9.8%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 4% 5/1/15 (Escrowed to Maturity)	$ 100,000	$ 101,242
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	747,199
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	509,055
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (a)	1,250,000	1,261,413
New York Dorm. Auth. Revs.:
Series 2010 A, 5% 7/1/15	1,420,000	1,451,552
Series 2012 A:
3% 7/1/15	235,000	238,102
5% 5/1/15	1,000,000	1,014,790
Saratoga County Cap. Resources Rev. Series A, 3% 7/1/15	380,000	385,016
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	101,781
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	582,878
		6,393,028
North Carolina - 0.2%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	100,013
Ohio - 3.8%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/15	1,045,000	1,058,261
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/15	400,000	401,164
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,012,660
		2,472,085
Pennsylvania - 7.5%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	254,768
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/15	105,000	106,283
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	503,765
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/15	820,000	838,827
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/15 (FSA Insured)	$ 500,000	$ 511,000
Philadelphia Gen. Oblig. Series 2013 A, 5% 7/15/15	700,000	717,059
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,215,180
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	763,988
		4,910,870
Texas - 4.9%
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	593,810
Series A, 5% 7/1/15	125,000	127,976
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	442,539
Series 2010, 5% 5/15/15	500,000	508,665
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	511,605
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (a)	1,000,000	1,000,930
		3,185,525
Washington - 0.8%
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/15	500,000	509,245
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $62,544,270)	62,720,848
NET OTHER ASSETS (LIABILITIES) - 3.6%	2,367,116
NET ASSETS - 100%	$ 65,087,964
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	23.6%
Transportation	15.3%
Health Care	14.6%
Electric Utilities	14.2%
Education	9.7%
Special Tax	7.8%
Others* (Individually Less Than 5%)	14.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $62,544,270)		$ 62,720,848
Cash		1,530,691
Interest receivable		1,000,475
Other receivables		204
Total assets		65,252,218

Liabilities
Payable for fund shares redeemed	$ 126,279
Distributions payable	8,196
Accrued management fee	16,674
Transfer agent fee payable	11,533
Distribution and service plan fees payable	1,572
Total liabilities		164,254

Net Assets		$ 65,087,964
Net Assets consist of:
Paid in capital		$ 64,868,555
Undistributed net investment income		3,582
Accumulated undistributed net realized gain (loss) on investments		39,249
Net unrealized appreciation (depreciation) on investments		176,578
Net Assets		$ 65,087,964

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,442,774 ÷ 730,378 shares)	$ 10.19

Maximum offering price per share (100/97.25 of $10.19)	$ 10.48
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($53,500,415 ÷ 5,249,984 shares)	$ 10.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,144,775 ÷ 406,717 shares)	$ 10.19

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund
Financial Statements - continued

Statement of Operations

Six months ended December 31, 2014 (Unaudited)

Investment Income
Interest		$ 446,028

Expenses
Management fee	$ 122,360
Transfer agent fees	40,788
Distribution and service plan fees	10,204
Independent trustees' compensation	212
Miscellaneous	66
Total expenses before reductions	173,630
Expense reductions	(432)	173,198
Net investment income (loss)		272,830
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		187,072
Change in net unrealized appreciation (depreciation) on investment securities		(463,505)
Net gain (loss)		(276,433)
Net increase (decrease) in net assets resulting from operations		$ (3,603)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 272,830	$ 710,509
Net realized gain (loss)	187,072	(44,106)
Change in net unrealized appreciation (depreciation)	(463,505)	168,389
Net increase (decrease) in net assets resulting from operations	(3,603)	834,792
Distributions to shareholders from net investment income	(272,720)	(710,520)
Distributions to shareholders from net realized gain	(100,807)	-
Total distributions	(373,527)	(710,520)
Share transactions - net increase (decrease)	(32,642,552)	17,950,493
Redemption fees	75	1,545
Total increase (decrease) in net assets	(33,019,607)	18,076,310

Net Assets
Beginning of period	98,107,571	80,031,261
End of period (including undistributed net investment income of $3,582 and undistributed net investment income of $3,472, respectively)	$ 65,087,964	$ 98,107,571

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.023	.054	.074	.095	.005
Net realized and unrealized gain (loss)	(.035)	.010	-H	.191	.039
Total from investment operations	(.012)	.064	.074	.286	.044
Distributions from net investment income	(.023)	(.054)	(.074)	(.096)	(.004)
Distributions from net realized gain	(.015)	-	-	-	-
Total distributions	(.038)	(.054)	(.074)	(.096)	(.004)
Redemption fees added to paid in capital E	- H	- H	-H	-	-
Net asset value, end of period	$ 10.19	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total ReturnB, C, D	(.12)%	.63%	.72%	2.86%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65%A	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%A	.65%	.65%	.65%	.63%A
Net investment income (loss)	.44%A	.53%	.72%	.94%	.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,443	$ 8,694	$ 8,662	$ 5,045	$ 3,027
Portfolio turnover rate	0% A	10%	0%	3%	0%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2015

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.036	.079	.099	.120	.007
Net realized and unrealized gain (loss)	(.036)	.011	.001	.192	.040
Total from investment operations	-	.090	.100	.312	.047
Distributions from net investment income	(.035)	(.080)	(.100)	(.122)	(.007)
Distributions from net realized gain	(.015)	-	-	-	-
Total distributions	(.050)	(.080)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- G	- G	- G	-	-
Net asset value, end of period	$ 10.19	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total ReturnB, C	.00%	.88%	.98%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	.69%A	.78%	.97%	1.19%	.63%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,500	$ 81,358	$ 65,379	$ 46,034	$ 10,456
Portfolio turnover rate	0% A	10%	0%	3%	0%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.036	.079	.099	.121	.007
Net realized and unrealized gain (loss)	(.036)	.011	.001	.191	.040
Total from investment operations	-	.090	.100	.312	.047
Distributions from net investment income	(.035)	(.080)	(.100)	(.122)	(.007)
Distributions from net realized gain	(.015)	-	-	-	-
Total distributions	(.050)	(.080)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- G	-G	-G	-	-
Net asset value, end of period	$ 10.19	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total ReturnB, C	.00%	.88%	.98%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	.69%A	.78%	.97%	1.19%	.63%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,145	$ 8,055	$ 5,990	$ 4,667	$ 2,572
Portfolio turnover rate	0% A	10%	0%	3%	0%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	10.7	12.3
California	8.5	11.9
New York	8.1	6.2
Texas	7.8	2.6
Michigan	6.7	5.6
Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.3	35.2
Health Care	14.0	12.8
Electric Utilities	13.5	9.9
Special Tax	8.5	8.7
Transportation	6.6	9.2
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	2.4	2.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	2.2	2.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 4.0%	AAA 2.1%
AA,A 77.6%	AA,A 76.8%
BBB 14.4%	BBB 10.8%
BB and Below 0.4%	BB and Below 0.6%
Not Rated 0.8%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 8.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Alabama - 1.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 459,567
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (b)	1,100,000	1,115,554
		1,575,121
Arizona - 1.4%
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	166,043
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5% 7/1/17	415,000	457,928
Dysart Unified School District #89 Gen. Oblig. Series 2014, 4% 7/1/17	280,000	301,076
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	551,720
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	275,908
		1,752,675
California - 8.5%
California Gen. Oblig. 5% 3/1/17	215,000	234,911
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	625,000	679,888
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	662,424
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17	1,000,000	1,106,580
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,070,600
Los Angeles Unified School District:
Series 2011 A1, 4% 7/1/17	500,000	541,630
Series 2014 A, 5% 7/1/17	2,000,000	2,215,780
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	276,188
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	561,055
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	546,235
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	308,456
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,489,093
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	159,990
San Pablo Calif Redev. Agcy. Series 2014 A, 4% 6/15/17 (FSA Insured)	285,000	305,930
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	$ 400,000	$ 427,860
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	332,142
		10,918,762
Colorado - 0.6%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/17	420,000	460,627
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/17	250,000	275,378
		736,005
Connecticut - 3.3%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	455,000	462,649
Series 2014 A, 0.8%, tender 7/26/17 (b)	2,000,000	2,006,580
Series D, 5% 7/1/17	1,000,000	1,089,710
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	739,908
		4,298,847
District Of Columbia - 0.9%
District of Columbia Gen. Oblig. Series 2013 A, 5% 6/1/17	1,000,000	1,100,760
Florida - 10.7%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	549,765
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Escrowed to Maturity)	75,000	81,557
Series 2009 A1, 5.5% 6/1/17	195,000	215,927
Series 2010 A1:
4% 6/1/17 (FSA Insured)	80,000	85,624
5% 6/1/17 (FSA Insured)	550,000	602,234
5.25% 6/1/17	1,930,000	2,125,702
Series 2012 A1, 5% 6/1/17	750,000	821,985
5.25% 6/1/17 (FSA Insured)	300,000	330,420
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	600,000	659,718
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	200,000	212,060
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/17	$ 625,000	$ 686,556
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/17	150,000	165,086
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,100,310
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,098,490
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,111,130
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/17	2,000,000	2,210,500
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (c)	500,000	550,130
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	377,696
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	255,000	283,705
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	211,761
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/17	200,000	221,104
		13,701,460
Georgia - 3.8%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	292,972
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (b)	1,070,000	1,073,178
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	271,115
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/17	1,000,000	1,105,790
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	106,395
Series 2010, 5% 4/1/17	350,000	382,592
Series A, 5.25% 1/1/17	440,000	478,962
Series GG, 5% 1/1/17	515,000	558,389
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/17	565,000	616,031
		4,885,424
Illinois - 4.6%
Chicago Gen. Oblig.:
Series A, 5.5% 1/1/17	300,000	322,476
5% 1/1/17 (AMBAC Insured)	650,000	690,404
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	$ 345,000	$ 373,566
Series 2011 D, 5% 1/1/17	500,000	541,400
Illinois Fin. Auth. Rev.:
Series 2011 A1, 4% 4/1/17	90,000	95,996
Series 2013, 5% 5/15/17	295,000	319,907
Series B, 5% 7/1/17 (Escrowed to Maturity)	15,000	16,563
5% 7/1/17	200,000	220,480
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	528,965
Series 2012, 5% 3/1/17	1,000,000	1,077,390
Series 2014, 4% 2/1/17	1,000,000	1,054,740
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	268,445
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	148,543
5.5% 6/15/17 (FGIC Insured)	75,000	83,429
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	135,231
		5,877,535
Indiana - 0.6%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	500,000	507,985
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	215,028
		723,013
Maryland - 1.7%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2012, 4% 7/1/17	500,000	536,995
Series 2014, 5% 7/1/17	1,000,000	1,096,680
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	583,793
		2,217,468
Massachusetts - 4.7%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	905,582
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/17	500,000	540,255
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (b)(c)	$ 850,000	$ 857,948
Massachusetts Gen. Oblig.:
Series 2010 B, 5% 6/1/17	1,150,000	1,267,036
Series 2011 B, 5% 8/1/17	1,000,000	1,107,680
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2009 D, 5% 7/1/17	100,000	108,766
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Pwr. Supply Proj. 6) Series 2011, 5% 7/1/17	1,000,000	1,102,400
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	110,449
		6,000,116
Michigan - 6.7%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,619,205
Forest Hills Pub. Schools 4% 5/1/17 (a)	420,000	448,014
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,086,490
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (b)	575,000	584,355
Series 2010 F2, 1.5%, tender 3/1/17 (b)	1,960,000	1,991,321
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	252,628
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,145,800
Roseville Cmnty. Schools Series 2014, 5% 5/1/17	225,000	245,147
Royal Oak City School District 5% 5/1/17	200,000	218,924
		8,591,884
Minnesota - 0.9%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17	1,000,000	1,104,490
Missouri - 0.9%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	367,147
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	802,657
		1,169,804
Nebraska - 0.8%
Nebraska Pub. Pwr. District Rev.:
Series 2012 A, 5% 1/1/17	500,000	541,915
Series 2014, 4% 7/1/17	450,000	484,565
		1,026,480
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 3.0%
Clark County Arpt. Rev. 5% 7/1/17 (c)	$ 1,000,000	$ 1,094,610
Clark County School District:
Series 2007 C, 5% 6/15/17	500,000	549,140
Series 2014 A, 5.5% 6/15/17	2,000,000	2,225,280
		3,869,030
New Hampshire - 1.9%
New Hampshire Gen. Oblig. Series 2010 A, 5% 7/1/17	2,200,000	2,433,332
New Jersey - 5.9%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/17	1,000,000	1,084,770
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,084,350
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	530,000	570,656
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/17	2,085,000	2,276,653
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	664,253
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	330,327
New Jersey Health Care Facilities Fing. Auth. Rev.:
4% 7/1/17	50,000	53,470
4% 7/1/17	100,000	106,255
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	309,044
Series 2011 B, 5% 6/15/17	530,000	577,509
Series 2014 AA, 5% 6/15/17	500,000	544,820
		7,602,107
New York - 8.1%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	500,000	524,495
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	347,389
New York City Gen. Oblig.:
Series 2009 H1, 5% 3/1/17	2,310,000	2,519,240
Series 2011 B, 5% 8/1/17	1,680,000	1,857,274
Series 2015 A, 5% 8/1/17	2,000,000	2,211,040
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	438,758
New York Thruway Auth. Gen. Rev. Series 2014 J, 5% 1/1/17	1,000,000	1,082,800
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	$ 100,000	$ 109,335
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	242,514
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	220,010
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	781,000
		10,333,855
North Carolina - 0.6%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	413,016
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	428,934
		841,950
Ohio - 1.9%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	150,000	163,571
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,062,190
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	139,166
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	81,842
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/17	375,000	396,236
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	622,616
		2,465,621
Pennsylvania - 5.4%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	328,716
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	1,002,710
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	267,945
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	211,608
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,068,070
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,336,794
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A, 4% 2/1/17	$ 1,000,000	$ 1,066,820
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	554,310
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,100,050
		6,937,023
Pennsylvania, New Jersey - 0.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	591,256
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	1,000,000	1,055,310
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	140,791
Tennessee - 1.0%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (c)	1,130,000	1,237,203
Texas - 7.8%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	100,000	110,372
Denton Independent School District Series 2011, 5% 8/15/17	500,000	553,820
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	415,000	456,521
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	5,000,000	5,655,291
Lower Colorado River Auth. Rev. Series 2013, 5% 5/15/17	650,000	713,323
Lower Colorado River Auth. Transmission Contract Rev. 5% 5/15/17	100,000	109,323
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	549,245
San Antonio Elec. & Gas Sys. Rev. Series 2014, 5% 2/1/17	1,050,000	1,142,369
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	551,410
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	108,663
		9,950,337
Municipal Bonds - continued
	Principal Amount	Value
Utah - 0.3%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	$ 345,000	$ 380,939
Washington - 6.5%
Energy Northwest Elec. Rev.:
(Proj. 1) Series 2007 C, 5% 7/1/17	1,325,000	1,462,058
(Proj. 3) Series 2007 A, 4.5% 7/1/17	2,800,000	3,055,248
Series 2014 A, 5% 7/1/17	1,250,000	1,379,300
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (c)	500,000	541,510
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,025,000	1,121,832
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	259,677
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	270,000	299,460
Series 2014 5% 3/1/17	250,000	270,183
		8,389,268
Wisconsin - 1.3%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	534,165
Wisconsin Gen. Oblig. Series 2014 B, 5% 5/1/17	1,000,000	1,098,510
		1,632,675
TOTAL MUNICIPAL BONDS (Cost $122,608,965)		123,540,541
Municipal Notes - 0.8%

Kentucky - 0.8%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,069,592)	1,000,000	1,096,160
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $123,678,557)		124,636,701
NET OTHER ASSETS (LIABILITIES) - 2.8%		3,551,741
NET ASSETS - 100%		$ 128,188,442
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.3%
Health Care	14.0%
Electric Utilities	13.5%
Special Tax	8.5%
Transportation	6.6%
Education	6.0%
Escrowed/Pre-Refunded	5.9%
Others* (Individually Less Than 5%)	9.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $123,678,557)		$ 124,636,701
Cash		3,333,284
Receivable for fund shares sold		160,122
Interest receivable		1,669,949
Other receivables		622
Total assets		129,800,678

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 448,111
Payable for fund shares redeemed	1,091,798
Distributions payable	16,182
Accrued management fee	32,529
Distribution and service plan fees payable	2,058
Other affiliated payables	21,558
Total liabilities		1,612,236

Net Assets		$ 128,188,442
Net Assets consist of:
Paid in capital		$ 127,265,087
Distributions in excess of net investment income		(3,986)
Accumulated undistributed net realized gain (loss) on investments		(30,803)
Net unrealized appreciation (depreciation) on investments		958,144
Net Assets		$ 128,188,442

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,959,080 ÷ 947,447 shares)	$ 10.51

Maximum offering price per share (100/97.25 of $10.51)	$ 10.81
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($98,017,613 ÷ 9,325,670 shares)	$ 10.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($20,211,749 ÷ 1,922,966 shares)	$ 10.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2014 (Unaudited)

Investment Income
Interest		$ 756,743

Expenses
Management fee	$ 174,480
Transfer agent fees	58,165
Distribution and service plan fees	11,476
Independent trustees' compensation	257
Miscellaneous	65
Total expenses before reductions	244,443
Expense reductions	(1,631)	242,812
Net investment income (loss)		513,931
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		996
Change in net unrealized appreciation (depreciation) on investment securities		(443,433)
Net gain (loss)		(442,437)
Net increase (decrease) in net assets resulting from operations		$ 71,494

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 513,931	$ 828,257
Net realized gain (loss)	996	(31,757)
Change in net unrealized appreciation (depreciation)	(443,433)	1,113,821
Net increase (decrease) in net assets resulting from operations	71,494	1,910,321
Distributions to shareholders from net investment income	(513,871)	(829,746)
Distributions to shareholders from net realized gain	-	(5,852)
Total distributions	(513,871)	(835,598)
Share transactions - net increase (decrease)	35,911,328	41,533,513
Redemption fees	2	330
Total increase (decrease) in net assets	35,468,953	42,608,566

Net Assets
Beginning of period	92,719,489	50,110,923
End of period (including distributions in excess of net investment income of $3,986 and distributions in excess of net investment income of $4,046, respectively)	$ 128,188,442	$ 92,719,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.034	.106	.128	.150	.012
Net realized and unrealized gain (loss)	(.039)	.183	(.087)	.480	(.011)
Total from investment operations	(.005)	.289	.041	.630	.001
Distributions from net investment income	(.035)	(.108)	(.129)	(.150)	(.011)
Distributions from net realized gain	-	(.001)	(.012)	-	-
Total distributions	(.035)	(.109)	(.141)	(.150)	(.011)
Redemption fees added to paid in capital E	-H	-H	-H	-H	-
Net asset value, end of period	$ 10.51	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C, D	(.05)%	2.80%	.38%	6.34%	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65%A	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.64%A	.65%	.65%	.65%	.63%A
Net investment income (loss)	.65%A	1.01%	1.22%	1.45%	1.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,959	$ 8,162	$ 4,973	$ 3,986	$ 2,618
Portfolio turnover rate	0% A	0%	0%	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2017

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.048	.132	.155	.176	.014
Net realized and unrealized gain (loss)	(.040)	.183	(.088)	.480	(.010)
Total from investment operations	.008	.315	.067	.656	.004
Distributions from net investment income	(.048)	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	-	(.001)	(.012)	-	-
Total distributions	(.048)	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.51	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C	.08%	3.06%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	.90%A	1.26%	1.47%	1.70%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,018	$ 68,931	$ 38,747	$ 27,328	$ 6,801
Portfolio turnover rate	0% A	0%	0%	5%	0%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.048	.132	.155	.176	.015
Net realized and unrealized gain (loss)	(.040)	.183	(.088)	.480	(.011)
Total from investment operations	.008	.315	.067	.656	.004
Distributions from net investment income	(.048)	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	-	(.001)	(.012)	-	-
Total distributions	(.048)	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.51	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C	.08%	3.06%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	.90% A	1.26%	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,212	$ 15,627	$ 6,391	$ 3,841	$ 2,500
Portfolio turnover rate	0% A	0%	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
New York	19.6	21.3
Florida	15.1	15.3
New Jersey	11.6	5.1
Texas	6.0	2.1
California	5.9	5.3
Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.1	34.5
Transportation	14.3	10.3
Special Tax	12.3	17.4
Health Care	8.6	10.8
Electric Utilities	6.4	7.7
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	4.4	4.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	4.0	4.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 9.0%	AAA 3.6%
AA,A 85.2%	AA,A 88.1%
BBB 4.1%	BBB 5.0%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 3.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Arizona - 3.9%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 B, 5% 6/1/19	$ 270,000	$ 310,735
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	402,297
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	721,749
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	695,868
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	562,225
		2,692,874
California - 5.9%
California Econ. Recovery Series A, 4.6% 7/1/19 (Escrowed to Maturity)	1,040,000	1,195,459
California Gen. Oblig. 5.5% 4/1/19	500,000	587,850
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	571,650
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	382,399
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (c)	1,000,000	1,133,040
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	241,239
		4,111,637
Connecticut - 0.7%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2012 J, 4% 7/1/19	450,000	490,248
Florida - 15.1%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,155,060
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	255,000	292,885
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	575,650
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	925,936
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	497,825
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,739,962
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/19	$ 250,000	$ 288,765
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19 (a)	1,375,000	1,578,005
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,151,770
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,080,427
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (c)	500,000	573,535
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	584,195
		10,444,015
Georgia - 1.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (b)	1,000,000	1,012,150
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	229,500
		1,241,650
Illinois - 5.4%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,140,350
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	370,058
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,109,680
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,150,770
		3,770,858
Indiana - 0.4%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	290,420
Iowa - 1.4%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	946,421
Maryland - 1.6%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (c)	1,000,000	1,133,940
Massachusetts - 3.4%
Massachusetts Spl. Oblig. Rev. Series 2005 A, 5.5% 6/1/19	2,000,000	2,355,480
Michigan - 4.4%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,127,500
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Royal Oak City School District 5% 5/1/19	$ 700,000	$ 802,403
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,141,780
		3,071,683
Minnesota - 2.3%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	695,061
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	892,223
		1,587,284
Missouri - 0.4%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	274,908
New Jersey - 11.6%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19	105,000	117,579
Series 2014 PP, 5% 6/15/19	3,630,000	4,084,002
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	684,449
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	566,810
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	344,589
Series 2012 AA, 5% 6/15/19	2,000,000	2,256,500
		8,053,929
New Mexico - 1.0%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	696,720
New York - 19.6%
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	276,903
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/19	2,000,000	2,311,840
5% 3/1/19	3,000,000	3,439,410
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	577,250
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,153,510
New York Dorm. Auth. Personal Income Tax Rev. 5% 2/15/19	1,000,000	1,147,970
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	$ 260,000	$ 301,421
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	2,500,000	2,861,200
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,127,470
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	401,314
		13,598,288
Ohio - 2.9%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (First Energy Nuclear Generation Proj.) Series 2006 B, 4%, tender 6/3/19 (b)	1,000,000	1,067,830
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	925,452
		1,993,282
Oregon - 1.6%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (c)	1,000,000	1,103,490
Pennsylvania - 5.3%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	115,168
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	430,048
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	204,563
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	110,547
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,148,950
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	910,064
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	734,400
		3,653,740
Texas - 6.0%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	574,710
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	$ 3,000,000	$ 3,039,270
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	576,285
		4,190,265
Virginia - 0.7%
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	508,735
Washington - 0.2%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	125,255
Wisconsin - 2.7%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,147,190
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	650,000	717,184
		1,864,374
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $66,663,482)	68,199,496
NET OTHER ASSETS (LIABILITIES) - 1.7%	1,166,422
NET ASSETS - 100%	$ 69,365,918
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	42.1%
Transportation	14.3%
Special Tax	12.3%
Health Care	8.6%
Electric Utilities	6.4%
Education	6.3%
Water & Sewer	5.8%
Others* (Individually Less Than 5%)	4.2%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $66,663,482)		$ 68,199,496
Cash		1,711,543
Receivable for fund shares sold		247,705
Interest receivable		840,579
Other receivables		187
Total assets		70,999,510

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,577,331
Payable for fund shares redeemed	4,632
Distributions payable	20,497
Accrued management fee	17,480
Distribution and service plan fees payable	2,041
Other affiliated payables	11,611
Total liabilities		1,633,592

Net Assets		$ 69,365,918
Net Assets consist of:
Paid in capital		$ 67,808,851
Undistributed net investment income		2,150
Accumulated undistributed net realized gain (loss) on investments		18,903
Net unrealized appreciation (depreciation) on investments		1,536,014
Net Assets		$ 69,365,918

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,498,667 ÷ 885,693 shares)	$ 10.72

Maximum offering price per share (100/97.25 of $10.72)	$ 11.02
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($42,560,338 ÷ 3,968,514 shares)	$ 10.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,306,913 ÷ 1,613,752 shares)	$ 10.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2014 (Unaudited)

Investment Income
Interest		$ 697,539

Expenses
Management fee	$ 98,109
Transfer agent fees	32,712
Distribution and service plan fees	10,630
Independent trustees' compensation	149
Miscellaneous	39
Total expenses before reductions	141,639
Expense reductions	(596)	141,043
Net investment income (loss)		556,496
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		61,824
Change in net unrealized appreciation (depreciation) on investment securities		(194,066)
Net gain (loss)		(132,242)
Net increase (decrease) in net assets resulting from operations		$ 424,254

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 556,496	$ 839,100
Net realized gain (loss)	61,824	24,669
Change in net unrealized appreciation (depreciation)	(194,066)	963,210
Net increase (decrease) in net assets resulting from operations	424,254	1,826,979
Distributions to shareholders from net investment income	(556,448)	(839,107)
Share transactions - net increase (decrease)	12,943,067	19,707,336
Redemption fees	698	61
Total increase (decrease) in net assets	12,811,571	20,695,269

Net Assets
Beginning of period	56,554,347	35,859,078
End of period (including undistributed net investment income of $2,150 and undistributed net investment income of $2,102, respectively)	$ 69,365,918	$ 56,554,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.080	.181	.199	.215	.017
Net realized and unrealized gain (loss)	(.020)	.242	(.170)	.721	(.051)
Total from investment operations	.060	.423	.029	.936	(.034)
Distributions from net investment income	(.080)	(.183)	(.199)	(.215)	(.016)
Distributions from net realized gain	-	-	-	(.001)	-
Total distributions	(.080)	(.183)	(.199)	(.216)	(.016)
Redemption fees added to paid in capital E	- H	- H	- H	- H	-
Net asset value, end of period	$ 10.72	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C, D	.56%	4.06%	.24%	9.47%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65%A	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.64%A	.65%	.65%	.65%	.64%A
Net investment income (loss)	1.47%A	1.71%	1.84%	2.06%	1.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,499	$ 6,830	$ 8,173	$ 9,017	$ 5,092
Portfolio turnover rate	4% A	2%	4%	5%	5%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2019

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.093	.207	.226	.242	.019
Net realized and unrealized gain (loss)	(.019)	.242	(.170)	.720	(.050)
Total from investment operations	.074	.449	.056	.962	(.031)
Distributions from net investment income	(.094)	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	-	(.001)	-
Total distributions	(.094)	(.209)	(.226)	(.242)H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-G	-
Net asset value, end of period	$ 10.72	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C	.69%	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.72%A	1.96%	2.09%	2.31%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,560	$ 36,135	$ 20,787	$ 15,946	$ 5,967
Portfolio turnover rate	4% A	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.093	.207	.226	.241	.019
Net realized and unrealized gain (loss)	(.019)	.242	(.170)	.721	(.050)
Total from investment operations	.074	.449	.056	.962	(.031)
Distributions from net investment income	(.094)	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	-	(.001)	-
Total distributions	(.094)	(.209)	(.226)	(.242)H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.72	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C	.69%	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.72%A	1.96%	2.09%	2.31%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,307	$ 13,589	$ 6,899	$ 6,213	$ 5,050
Portfolio turnover rate	4% A	2%	4%	5%	5%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
New Jersey	12.4	11.9
Florida	10.5	11.2
New York	8.8	10.8
California	8.0	11.6
Texas	7.8	6.6
Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.1	38.3
Health Care	16.9	16.2
Transportation	13.3	10.8
Electric Utilities	8.6	9.2
Special Tax	7.7	9.7
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	6.4	6.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	5.5	6.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 1.8%	AAA 3.4%
AA,A 84.9%	AA,A 86.4%
BBB 10.3%	BBB 9.6%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Arizona - 3.5%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 684,951
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	345,231
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	592,245
		1,622,427
California - 8.0%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	594,620
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	592,785
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,188,130
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	301,655
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	121,671
Series 2011 C, 5% 5/1/21 (a)	500,000	587,645
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	298,330
		3,684,836
Colorado - 0.9%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	418,845
Connecticut - 1.9%
Hartford Gen. Oblig. Series 2013 B, 4% 4/1/21	805,000	887,504
Florida - 10.5%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	591,820
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	298,305
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	891,750
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	893,265
Series 2012 A, 5% 7/1/21	500,000	595,510
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,178,970
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	384,959
		4,834,579
Municipal Bonds - continued
	Principal Amount	Value
Georgia - 5.2%
Atlanta Arpt. Rev. 5% 1/1/21	$ 1,000,000	$ 1,184,560
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	296,140
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	812,199
Series 2011 B, 5% 1/1/21	85,000	99,948
		2,392,847
Illinois - 7.3%
Chicago Gen. Oblig. 5% 1/1/21	500,000	537,950
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	467,136
Chicago Park District Gen. Oblig. Series 2014 D, 5% 1/1/21	1,000,000	1,166,000
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	606,879
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	561,455
		3,339,420
Indiana - 2.0%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	236,664
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	296,673
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	359,130
		892,467
Massachusetts - 1.5%
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	239,284
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	464,221
		703,505
Michigan - 7.4%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	578,645
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	239,344
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	580,710
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,136,900
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	876,135
		3,411,734
Nebraska - 1.3%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	591,035
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 1.4%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	$ 250,000	$ 298,173
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	349,260
		647,433
New Jersey - 12.4%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	500,000	579,910
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	871,330
New Jersey Econ. Dev. Auth. Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,377,754
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	623,689
Series 2013 A, 5% 7/1/21	100,000	117,831
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,161,170
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	109,603
Series 2011 B, 5% 6/15/21	750,000	855,158
		5,696,445
New York - 8.8%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	564,585
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	578,955
New York City Gen. Oblig. Series 2013 J, 5% 8/1/21	1,000,000	1,187,200
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	814,732
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	678,504
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	235,396
		4,059,372
North Carolina - 3.1%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	234,640
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,191,360
		1,426,000
Municipal Bonds - continued
	Principal Amount	Value
Oregon - 1.7%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	$ 650,000	$ 764,173
Pennsylvania - 5.1%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	410,168
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	768,393
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	573,935
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	586,110
		2,338,606
South Carolina - 1.8%
Horry County School District Series 2011, 5% 3/1/21	700,000	832,139
Texas - 7.8%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	295,328
5% 7/15/21	750,000	885,983
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	295,910
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	593,830
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	598,113
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	82,464
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	237,710
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	574,090
		3,563,428
Washington - 2.8%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	794,124
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	177,080
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	296,520
		1,267,724
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 2.6%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	$ 1,000,000	$ 1,185,380
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $42,460,369)	44,559,899
NET OTHER ASSETS (LIABILITIES) - 3.0%	1,355,161
NET ASSETS - 100%	$ 45,915,060
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	38.1%
Health Care	16.9%
Transportation	13.3%
Electric Utilities	8.6%
Special Tax	7.7%
Education	6.1%
Water & Sewer	5.1%
Others* (Individually Less Than 5%)	4.2%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $42,460,369)		$ 44,559,899
Cash		778,909
Receivable for fund shares sold		10,000
Interest receivable		612,965
Other receivables		103
Total assets		45,961,876

Liabilities
Payable for fund shares redeemed	$ 5,778
Distributions payable	19,054
Accrued management fee	11,910
Transfer agent fee payable	7,910
Distribution and service plan fees payable	2,164
Total liabilities		46,816

Net Assets		$ 45,915,060
Net Assets consist of:
Paid in capital		$ 43,733,347
Undistributed net investment income		1,938
Accumulated undistributed net realized gain (loss) on investments		80,245
Net unrealized appreciation (depreciation) on investments		2,099,530
Net Assets		$ 45,915,060

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,233,264 ÷ 935,558 shares)	$ 10.94

Maximum offering price per share (100/97.25 of $10.94)	$ 11.25
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($24,200,568 ÷ 2,212,492 shares)	$ 10.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,481,228 ÷ 1,049,649 shares)	$ 10.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2014 (Unaudited)

Investment Income
Interest		$ 624,092

Expenses
Management fee	$ 68,632
Transfer agent fees	22,880
Distribution and service plan fees	11,984
Independent trustees' compensation	107
Miscellaneous	29
Total expenses before reductions	103,632
Expense reductions	(365)	103,267
Net investment income (loss)		520,825
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		84,953
Change in net unrealized appreciation (depreciation) on investment securities		279,997
Net gain (loss)		364,950
Net increase (decrease) in net assets resulting from operations		$ 885,775

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 520,825	$ 931,239
Net realized gain (loss)	84,953	53,292
Change in net unrealized appreciation (depreciation)	279,997	1,163,953
Net increase (decrease) in net assets resulting from operations	885,775	2,148,484
Distributions to shareholders from net investment income	(521,679)	(931,249)
Distributions to shareholders from net realized gain	(56,405)	(118,166)
Total distributions	(578,084)	(1,049,415)
Share transactions - net increase (decrease)	2,596,788	5,481,587
Redemption fees	507	42
Total increase (decrease) in net assets	2,904,986	6,580,698

Net Assets
Beginning of period	43,010,074	36,429,376
End of period (including undistributed net investment income of $1,938 and undistributed net investment income of $2,792, respectively)	$ 45,915,060	$ 43,010,074

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.114	.240	.242	.248	.017
Net realized and unrealized gain (loss)	.094	.324	(.250)	.906	(.040)
Total from investment operations	.208	.564	(.008)	1.154	(.023)
Distributions from net investment income	(.114)	(.240)	(.242)	(.248)	(.017)
Distributions from net realized gain	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.128)	(.274)	(.262)	(.274)	(.017)
Redemption fees added to paid in capital E	- H	- H	- H	- H	-
Net asset value, end of period	$ 10.94	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C, D	1.92%	5.44%	(.15)%	11.68%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65%A	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.64%A	.65%	.65%	.65%	.63%A
Net investment income (loss)	2.06%A	2.26%	2.19%	2.34%	1.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,233	$ 9,189	$ 8,664	$ 8,546	$ 5,168
Portfolio turnover rate	11% A	6%	12%	14%	5%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2021

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.127	.266	.269	.275	.019
Net realized and unrealized gain (loss)	.095	.325	(.250)	.905	(.040)
Total from investment operations	.222	.591	.019	1.180	(.021)
Distributions from net investment income	(.128)	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.142)	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.94	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C	2.05%	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.31%A	2.51%	2.44%	2.59%	1.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,201	$ 23,718	$ 20,604	$ 20,274	$ 5,921
Portfolio turnover rate	11% A	6%	12%	14%	5%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.127	.266	.269	.274	.020
Net realized and unrealized gain (loss)	.095	.325	(.250)	.906	(.041)
Total from investment operations	.222	.591	.019	1.180	(.021)
Distributions from net investment income	(.128)	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.142)	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	-G	- G	- G	- G	-
Net asset value, end of period	$ 10.94	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C	2.05%	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.31%A	2.51%	2.44%	2.60%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,481	$ 10,103	$ 7,161	$ 6,367	$ 5,008
Portfolio turnover rate	11% A	6%	12%	14%	5%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
New York	14.3	11.0
Illinois	13.2	12.5
California	11.6	15.6
New Jersey	9.6	9.0
Washington	5.5	6.0
Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.1	44.5
Health Care	14.9	10.8
Transportation	14.2	10.2
Special Tax	9.9	7.8
Water & Sewer	8.1	8.8
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	8.4	8.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	7.0	7.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 4.0%	AAA 4.3%
AA,A 84.2%	AA,A 85.2%
BBB 8.6%	BBB 6.4%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 4.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount	Value
Arizona - 4.0%
Tucson Ctfs. of Prtn. Series 2012, 5% 7/1/23 (FSA Insured)	$ 200,000	$ 241,072
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	500,000	614,785
		855,857
California - 11.6%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	100,000	120,212
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	303,003
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	458,366
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013 B, 5% 7/1/23	350,000	431,886
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/23	350,000	430,836
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	69,490
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	145,646
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	242,574
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	298,363
		2,500,376
Colorado - 1.7%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	240,026
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	122,922
		362,948
Connecticut - 4.9%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	117,601
Hartford Gen. Oblig.:
Series 2013, 5% 4/1/23	300,000	351,846
5% 4/1/23	500,000	586,410
		1,055,857
Municipal Bonds - continued
	Principal Amount	Value
Florida - 1.8%
Miami-Dade County Expressway Auth. Series 2014 A, 4% 7/1/23	$ 200,000	$ 222,164
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	173,175
		395,339
Georgia - 2.6%
Atlanta Arpt. Rev. 5% 1/1/23	250,000	299,593
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	252,848
		552,441
Illinois - 13.2%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	254,898
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	300,000	356,859
5% 1/1/23	400,000	475,812
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	233,786
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	200,000	235,360
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	303,944
Series 2014, 5% 2/1/23	250,000	280,830
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	92,495
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	482,432
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	19,171
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	90,000	93,791
		2,829,378
Indiana - 1.4%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	294,948
Louisiana - 3.0%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	635,450
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 0.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 50,000	$ 63,284
Michigan - 4.1%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	58,537
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	462,170
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	363,924
		884,631
Minnesota - 1.4%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	296,215
Nevada - 2.7%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	133,418
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	449,684
		583,102
New Jersey - 9.6%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	292,805
New Jersey Econ. Dev. Auth. Rev. Series 2013, 5% 3/1/23	550,000	625,174
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	119,855
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	234,844
Series 2013, 5% 7/1/23	200,000	237,682
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	303,008
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	243,204
		2,056,572
New York - 14.3%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	250,000	296,053
Series 2014 B, 5% 7/1/23	250,000	296,053
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	726,900
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 C, 5% 3/15/23	$ 500,000	$ 609,005
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	784,670
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	358,800
		3,071,481
Ohio - 4.4%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	455,744
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	116,418
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/23	300,000	368,247
		940,409
Oregon - 1.4%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	299,000
Pennsylvania - 5.1%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	365,261
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/23	500,000	608,700
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	120,195
		1,094,156
Rhode Island - 1.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	285,720
Texas - 2.5%
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	169,309
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/23	300,000	358,062
		527,371
Washington - 5.5%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	60,651
Port of Seattle Rev. Series 2013, 5% 7/1/23 (b)	250,000	293,348
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	350,082
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	$ 300,000	$ 337,881
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	132,138
		1,174,100
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $20,181,032)	20,758,635
NET OTHER ASSETS (LIABILITIES) - 3.2%	688,456
NET ASSETS - 100%	$ 21,447,091
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.1%
Health Care	14.9%
Transportation	14.2%
Special Tax	9.9%
Water & Sewer	8.1%
Electric Utilities	5.5%
Others* (Individually Less Than 5%)	11.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $20,181,032)		$ 20,758,635
Cash		443,782
Interest receivable		269,382
Other receivables		40
Total assets		21,471,839

Liabilities
Payable for fund shares redeemed	$ 7,647
Distributions payable	6,897
Accrued management fee	5,499
Transfer agent fee payable	3,687
Distribution and service plan fees payable	1,018
Total liabilities		24,748

Net Assets		$ 21,447,091
Net Assets consist of:
Paid in capital		$ 20,888,039
Undistributed net investment income		12
Accumulated undistributed net realized gain (loss) on investments		(18,563)
Net unrealized appreciation (depreciation) on investments		577,603
Net Assets		$ 21,447,091

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,702,572 ÷ 465,899 shares)	$ 10.09

Maximum offering price per share (100/97.25 of $10.09)	$ 10.38
Municipal Income 2023: Net Asset Value, offering price and redemption price per share ($10,213,413 ÷ 1,011,890 shares)	$ 10.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,531,106 ÷ 647,061 shares)	$ 10.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2014 (Unaudited)

Investment Income
Interest		$ 293,313

Expenses
Management fee	$ 32,491
Transfer agent fees	10,832
Distribution and service plan fees	5,936
Independent trustees' compensation	50
Miscellaneous	13
Total expenses before reductions	49,322
Expense reductions	(119)	49,203
Net investment income (loss)		244,110
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		13,401
Change in net unrealized appreciation (depreciation) on investment securities		381,814
Net gain (loss)		395,215
Net increase (decrease) in net assets resulting from operations		$ 639,325

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 244,110	$ 312,162
Net realized gain (loss)	13,401	(17,361)
Change in net unrealized appreciation (depreciation)	381,814	752,707
Net increase (decrease) in net assets resulting from operations	639,325	1,047,508
Distributions to shareholders from net investment income	(244,098)	(312,158)
Share transactions - net increase (decrease)	1,587,964	8,594,451
Redemption fees	-	655
Total increase (decrease) in net assets	1,983,191	9,330,456

Net Assets
Beginning of period	19,463,900	10,133,444
End of period (including undistributed net investment income of $12 and undistributed net investment income of $0, respectively)	$ 21,447,091	$ 19,463,900

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.103	.199	.010
Net realized and unrealized gain (loss)	.190	.429	(.530)
Total from investment operations	.293	.628	(.520)
Distributions from net investment income	(.103)	(.198)	(.010)
Redemption fees added to paid in capital E,H	-	-	-
Net asset value, end of period	$ 10.09	$ 9.90	$ 9.47
Total ReturnB, C, D	2.97%	6.72%	(5.20)%
Ratios to Average Net Assets G
Expenses before reductions	.65%A	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%A
Expenses net of all reductions	.64%A	.65%	.62%A
Net investment income (loss)	2.05%A	2.08%	.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,703	$ 4,827	$ 2,370
Portfolio turnover rate	20% A	3%	4%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period April 23, 2013 (commencement of operations) to June 30, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2023

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.115	.223	.015
Net realized and unrealized gain (loss)	.191	.429	(.530)
Total from investment operations	.306	.652	(.515)
Distributions from net investment income	(.116)	(.222)	(.015)
Redemption fees added to paid in capital D,G	-	-	-
Net asset value, end of period	$ 10.09	$ 9.90	$ 9.47
Total ReturnB, C	3.10%	6.98%	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.37%A
Net investment income (loss)	2.29%A	2.34%	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,213	$ 9,264	$ 5,383
Portfolio turnover rate	20% A	3%	4%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.115	.224	.015
Net realized and unrealized gain (loss)	.191	.428	(.530)
Total from investment operations	.306	.652	(.515)
Distributions from net investment income	(.116)	(.222)	(.015)
Redemption fees added to paid in capital D,G	-	-	-
Net asset value, end of period	$ 10.09	$ 9.90	$ 9.47
Total ReturnB, C	3.10%	6.98%	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.37%A
Net investment income (loss)	2.29%A	2.33%	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,531	$ 5,374	$ 2,380
Portfolio turnover rate	20% A	3%	4%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2014 (Unaudited)

1. Organization.

Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 27, 2014, Fidelity Municipal Income 2015 Fund was closed to new accounts with certain exceptions.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Municipal Income 2015 Fund	$ 62,544,270	$ 181,926	$ (5,348)	$ 176,578
Fidelity Municipal Income 2017 Fund	123,678,398	1,131,515	(173,212)	958,303
Fidelity Municipal Income 2019 Fund	66,663,482	1,623,914	(87,900)	1,536,014
Fidelity Municipal Income 2021 Fund	42,460,369	2,131,504	(31,974)	2,099,530
Fidelity Municipal Income 2023 Fund	20,181,031	624,210	(46,606)	577,604

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Municipal Income 2015 Fund	$ -	$ (47,106)	$ (47,016)	$ (47,016)
Fidelity Municipal Income 2017 Fund	(47)	(31,752)	(31,799)	(31,799)
Fidelity Municipal Income 2019 Fund	(42,921)	-	(42,921)	(42,921)
Fidelity Municipal Income 2023 Fund	(31,968)	-	(31,968)	(31,968)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Semiannual Report

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	-	31,258,521
Fidelity Municipal Income 2017 Fund	41,896,367	10,000
Fidelity Municipal Income 2019 Fund	15,416,844	1,172,820
Fidelity Municipal Income 2021 Fund	4,218,781	2,494,961
Fidelity Municipal Income 2023 Fund	3,995,364	2,156,939

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 10,204	$ -
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 11,476	$ 1,440
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 10,630	$ 4,856
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 11,984	$ 5,699
Fidelity Municipal Income 2023 Fund
Class A	.25%	$ 5,936	$ 5,936

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	$ 210
Fidelity Municipal Income 2017 Fund
Class A	$ 217
Fidelity Municipal Income 2019 Fund
Class A	$ 961
Fidelity Municipal Income 2021 Fund
Class A	$ 1,208
Fidelity Municipal Income 2023 Fund
Class A	$ 503

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 4,081
Municipal Income 2015	33,609
Institutional Class	3,098
$ 40,788
Fidelity Municipal Income 2017 Fund
Class A	$ 4,592
Municipal Income 2017	44,123
Institutional Class	9,450
$ 58,165
Fidelity Municipal Income 2019 Fund
Class A	$ 4,253
Municipal Income 2019	20,390
Institutional Class	8,069
$ 32,712
Fidelity Municipal Income 2021 Fund
Class A	$ 4,794
Municipal Income 2021	12,473
Institutional Class	5,613
$ 22,880
Fidelity Municipal Income 2023 Fund
Class A	$ 2,376
Municipal Income 2023	5,207
Institutional Class	3,249
$ 10,832

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Funds' accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2015 Fund	$ 66
Fidelity Municipal Income 2017 Fund	65
Fidelity Municipal Income 2019 Fund	39
Fidelity Municipal Income 2021 Fund	29
Fidelity Municipal Income 2023 Fund	13

During the period, the Funds did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Municipal Income 2015 Fund	$ 432
Fidelity Municipal Income 2017 Fund	1,631
Fidelity Municipal Income 2019 Fund	596
Fidelity Municipal Income 2021 Fund	365
Fidelity Municipal Income 2023 Fund	119

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2014	Year ended June 30, 2014
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 18,183	$ 50,665
Municipal Income 2015	233,140	604,650
Institutional Class	21,397	55,205
Total	$ 272,720	$ 710,520

Semiannual Report

7. Distributions to Shareholders - continued

	Six months ended December 31, 2014	Year ended June 30, 2014
From net realized gain
Class A	$ 11,184	$ -
Municipal Income 2015	83,156	-
Institutional Class	6,467	-
Total	$ 100,807	$ -
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 30,036	$ 69,462
Municipal Income 2017	398,464	658,943
Institutional Class	85,371	101,341
Total	$ 513,871	$ 829,746
From net realized gain
Class A	$ -	$ 432
Municipal Income 2017	-	4,735
Institutional Class	-	685
Total	$ -	$ 5,852
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 62,465	$ 117,596
Municipal Income 2019	354,073	530,099
Institutional Class	139,910	191,412
Total	$ 556,448	$ 839,107
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 99,584	$ 189,266
Municipal Income 2021	291,090	536,307
Institutional Class	131,005	205,676
Total	$ 521,679	$ 931,249
From net realized gain
Class A	$ 11,579	$ 27,792
Municipal Income 2021	30,850	67,843
Institutional Class	13,976	22,531
Total	$ 56,405	$ 118,166
Fidelity Municipal Income 2023 Fund
From net investment income
Class A	$ 48,941	$ 68,655
Municipal Income 2023	120,159	158,900
Institutional Class	74,998	84,603
Total	$ 244,098	$ 312,158

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended December 31, 2014	Year ended June 30, 2014	Six months ended December 31, 2014	Year ended June 30, 2014
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	-	620,865	$ -	$ 6,358,218
Reinvestment of distributions	2,858	4,661	29,184	47,734
Shares redeemed	(121,412)	(623,654)	(1,240,874)	(6,386,439)
Net increase (decrease)	(118,554)	1,872	$ (1,211,690)	$ 19,513
Municipal Income 2015
Shares sold	-	4,589,724	$ -	$ 46,998,387
Reinvestment of distributions	23,981	49,423	244,961	506,174
Shares redeemed	(2,718,436)	(3,088,049)	(27,794,034)	(31,630,028)
Net increase (decrease)	(2,694,455)	1,551,098	$ (27,549,073)	$ 15,874,533
Institutional Class
Shares sold	-	447,127	$ -	$ 4,579,387
Reinvestment of distributions	2,463	4,325	25,163	44,299
Shares redeemed	(382,310)	(250,671)	(3,906,952)	(2,567,239)
Net increase (decrease)	(379,847)	200,781	$ (3,881,789)	$ 2,056,447
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	278,707	716,726	$ 2,939,336	$ 7,519,057
Reinvestment of distributions	2,592	5,882	27,324	61,698
Shares redeemed	(107,765)	(428,404)	(1,135,452)	(4,495,669)
Net increase (decrease)	173,534	294,204	$ 1,831,208	$ 3,085,086
Municipal Income 2017
Shares sold	4,043,443	4,164,935	$ 42,643,253	$ 43,634,542
Reinvestment of distributions	30,461	51,953	321,141	544,659
Shares redeemed	(1,284,489)	(1,418,358)	(13,535,917)	(14,837,183)
Net increase (decrease)	2,789,415	2,798,530	$ 29,428,477	$ 29,342,018
Institutional Class
Shares sold	481,459	1,276,022	$ 5,076,113	$ 13,413,376
Reinvestment of distributions	7,667	8,657	80,828	90,806
Shares redeemed	(47,923)	(419,405)	(505,298)	(4,397,773)
Net increase (decrease)	441,203	865,274	$ 4,651,643	$ 9,106,409

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2014	Year ended June 30, 2014	Six months ended December 31, 2014	Year ended June 30, 2014
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	441,257	160,576	$ 4,753,445	$ 1,707,619
Reinvestment of distributions	5,714	10,820	61,543	114,728
Shares redeemed	(197,350)	(313,592)	(2,121,934)	(3,312,287)
Net increase (decrease)	249,621	(142,196)	$ 2,693,054	$ (1,489,940)
Municipal Income 2019
Shares sold	1,169,272	2,040,408	$ 12,586,937	$ 21,672,974
Reinvestment of distributions	24,016	38,998	258,658	414,185
Shares redeemed	(589,820)	(693,849)	(6,350,180)	(7,354,358)
Net increase (decrease)	603,468	1,385,557	$ 6,495,415	$ 14,732,801
Institutional Class
Shares sold	553,058	792,719	$ 5,957,374	$ 8,426,700
Reinvestment of distributions	10,301	14,695	110,937	156,076
Shares redeemed	(215,031)	(198,985)	(2,313,713)	(2,118,301)
Net increase (decrease)	348,328	608,429	$ 3,754,598	$ 6,464,475
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	235,986	215,825	$ 2,580,945	$ 2,299,866
Reinvestment of distributions	9,612	19,220	105,041	203,473
Shares redeemed	(155,988)	(209,145)	(1,702,006)	(2,208,071)
Net increase (decrease)	89,610	25,900	$ 983,980	$ 295,268
Municipal Income 2021
Shares sold	356,396	744,510	$ 3,892,198	$ 7,888,965
Reinvestment of distributions	20,505	41,033	224,068	434,402
Shares redeemed	(347,840)	(552,198)	(3,800,958)	(5,821,484)
Net increase (decrease)	29,061	233,345	$ 315,308	$ 2,501,883
Institutional Class
Shares sold	211,628	384,256	$ 2,305,093	$ 4,081,286
Reinvestment of distributions	10,965	19,383	119,817	205,401
Shares redeemed	(102,967)	(151,348)	(1,127,410)	(1,602,251)
Net increase (decrease)	119,626	252,291	$ 1,297,500	$ 2,684,436

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2014	Year ended June 30, 2014	Six months ended December 31, 2014	Year ended June 30, 2014
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	77,891	237,566	$ 779,190	$ 2,287,073
Reinvestment of distributions	4,359	6,495	43,704	62,556
Shares redeemed	(103,739)	(6,943)	(1,032,360)	(67,435)
Net increase (decrease)	(21,489)	237,118	$ (209,466)	$ 2,282,194
Municipal Income 2023
Shares sold	274,180	419,413	$ 2,740,601	$ 4,030,028
Reinvestment of distributions	10,786	15,067	108,109	144,886
Shares redeemed	(208,519)	(67,572)	(2,081,534)	(644,775)
Net increase (decrease)	76,447	366,908	$ 767,176	$ 3,530,139
Institutional Class
Shares sold	171,246	284,193	$ 1,702,175	$ 2,714,316
Reinvestment of distributions	5,204	7,048	52,158	67,802
Shares redeemed	(72,037)	-	(724,079)	-
Net increase (decrease)	104,413	291,241	$ 1,030,254	$ 2,782,118

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2021 Fund	25%
Fidelity Municipal Income 2023 Fund	39%

In January 2015, the Board of Trustees approved a Plan of Liquidation and Dissolution whereby Fidelity Municipal Income 2015 Fund, consistent with the Fund's original design, will distribute all of its net assets to its shareholders on or about July 10, 2015. In anticipation of this event, the Fund was closed to new investors on June 27, 2014 and the Fund removed its 0.50% redemption fee on shares held less than 30 days, effective February 2, 2015.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Defined Maturity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the funds at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Investment Performance (except Fidelity Municipal Income 2023 Fund). The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-year period.

Investment Performance (Fidelity Municipal Income 2023 Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under each fund's management contract.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Income 2017 Fund

Fidelity Municipal Income 2019 Fund

Semiannual Report

Fidelity Municipal Income 2021 Fund

Fidelity Municipal Income 2023 Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. Although Fidelity Municipal Income 2023 Fund's hypothetical net management fee was negative, the Board noted that it is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and is not intended to suggest that Fidelity pays to manage the fund's assets.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ADMI-USAN-0215
1.926289.103

Fidelity® Defined Maturity Funds

Fidelity Municipal Income 2015 Fund

Fidelity Municipal Income 2017 Fund

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

Fidelity Municipal Income 2023 Fund

Semiannual Report

December 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Municipal Income 2015 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2017 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2019 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2021 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2023 Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 998.80	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,000.00	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,000.00	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 999.50	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,000.80	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,000.80	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,005.60	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,006.90	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,006.90	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
	Annualized Expense RatioB	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 to December 31, 2014
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,019.20	$ 3.31
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,020.50	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,020.50	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,029.70	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Municipal Income 2023	.40%
Actual		$ 1,000.00	$ 1,031.00	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,031.00	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	11.4	11.9
New Jersey	10.0	9.0
New York	9.8	10.0
Pennsylvania	7.5	6.5
Connecticut	7.1	7.9
Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	23.6	33.2
Transportation	15.3	10.3
Health Care	14.6	11.2
Electric Utilities	14.2	10.6
Education	9.7	6.9
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	0.4	0.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	0.4	0.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 0.7%	AAA 5.4%
AA,A 85.0%	AA,A 81.6%
BBB 9.5%	BBB 9.6%
BB and Below 1.2%	BB and Below 0.8%
Short-Term Investments and Net Other Assets 3.6%	Short-Term Investments and Net Other Assets 2.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Arizona - 7.0%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 101,821
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15	910,000	931,440
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	202,196
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,790,968
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	890,497
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	317,257
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	356,773
		4,590,952
California - 1.9%
California Gen. Oblig. 5% 6/1/15	250,000	254,920
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	767,670
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	204,256
		1,226,846
Connecticut - 7.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,017,320
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	766,815
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/15 (b)	800,000	816,080
New Haven Gen. Oblig. Series 2013 A, 5% 8/1/15	2,000,000	2,050,520
		4,650,735
Florida - 3.9%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,017,960
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15	150,000	152,916
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2005 A, 5% 6/1/15	360,000	367,056
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	504,360
Port Saint Lucie Gen. Oblig. Series 2014, 2% 7/1/15	505,000	509,141
		2,551,433
Municipal Bonds - continued
	Principal Amount	Value
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	$ 500,000	$ 509,350
Illinois - 11.4%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	200,020
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.7%, tender 5/1/15 (a)(b)	1,000,000	1,000,760
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,515,750
Series 2010, 5% 1/1/15	275,000	275,036
Series 2013, 4% 7/1/15	1,500,000	1,524,945
Illinois Reg'l. Trans. Auth. Series 2002 A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,041,745
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	250,000	255,363
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/15	1,560,000	1,589,032
		7,402,651
Indiana - 1.9%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,022,660
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	204,732
		1,227,392
Kentucky - 1.2%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	750,000	753,593
Maryland - 0.8%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	526,864
Massachusetts - 6.5%
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	750,000	763,515
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	3,380,000	3,458,951
		4,222,466
Michigan - 3.4%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	507,395
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	$ 750,000	$ 766,883
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	964,051
		2,238,329
Missouri - 3.1%
Kansas City Spl. Oblig. 2% 9/1/15	270,000	273,008
Saint Louis Arpt. Rev. Series 2013, 4% 7/1/15	1,705,000	1,735,792
		2,008,800
Nevada - 5.3%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	20,000	20,464
Series 2010 D, 5% 7/1/15	1,280,000	1,309,773
Series 2013 C1, 2.5% 7/1/15 (b)	380,000	383,944
5% 7/1/15 (b)	1,500,000	1,534,140
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	178,402
		3,426,723
New Jersey - 10.0%
Atlantic City Gen. Oblig. Series 2005, 4.5% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	229,401
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	625,000	637,644
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/15	1,780,000	1,816,009
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	1,975,000	2,019,280
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/15	1,635,000	1,668,812
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	153,600
		6,524,746
New Mexico - 5.1%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (a)	2,355,000	2,367,953
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	921,249
		3,289,202
Municipal Bonds - continued
	Principal Amount	Value
New York - 9.8%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 4% 5/1/15 (Escrowed to Maturity)	$ 100,000	$ 101,242
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	747,199
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	509,055
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (a)	1,250,000	1,261,413
New York Dorm. Auth. Revs.:
Series 2010 A, 5% 7/1/15	1,420,000	1,451,552
Series 2012 A:
3% 7/1/15	235,000	238,102
5% 5/1/15	1,000,000	1,014,790
Saratoga County Cap. Resources Rev. Series A, 3% 7/1/15	380,000	385,016
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	101,781
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	582,878
		6,393,028
North Carolina - 0.2%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	100,013
Ohio - 3.8%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/15	1,045,000	1,058,261
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/15	400,000	401,164
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,012,660
		2,472,085
Pennsylvania - 7.5%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	254,768
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/15	105,000	106,283
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	503,765
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/15	820,000	838,827
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/15 (FSA Insured)	$ 500,000	$ 511,000
Philadelphia Gen. Oblig. Series 2013 A, 5% 7/15/15	700,000	717,059
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,215,180
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	763,988
		4,910,870
Texas - 4.9%
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	593,810
Series A, 5% 7/1/15	125,000	127,976
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	442,539
Series 2010, 5% 5/15/15	500,000	508,665
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	511,605
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (a)	1,000,000	1,000,930
		3,185,525
Washington - 0.8%
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/15	500,000	509,245
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $62,544,270)	62,720,848
NET OTHER ASSETS (LIABILITIES) - 3.6%	2,367,116
NET ASSETS - 100%	$ 65,087,964
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	23.6%
Transportation	15.3%
Health Care	14.6%
Electric Utilities	14.2%
Education	9.7%
Special Tax	7.8%
Others* (Individually Less Than 5%)	14.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $62,544,270)		$ 62,720,848
Cash		1,530,691
Interest receivable		1,000,475
Other receivables		204
Total assets		65,252,218

Liabilities
Payable for fund shares redeemed	$ 126,279
Distributions payable	8,196
Accrued management fee	16,674
Transfer agent fee payable	11,533
Distribution and service plan fees payable	1,572
Total liabilities		164,254

Net Assets		$ 65,087,964
Net Assets consist of:
Paid in capital		$ 64,868,555
Undistributed net investment income		3,582
Accumulated undistributed net realized gain (loss) on investments		39,249
Net unrealized appreciation (depreciation) on investments		176,578
Net Assets		$ 65,087,964

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,442,774 ÷ 730,378 shares)	$ 10.19

Maximum offering price per share (100/97.25 of $10.19)	$ 10.48
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($53,500,415 ÷ 5,249,984 shares)	$ 10.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,144,775 ÷ 406,717 shares)	$ 10.19

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund
Financial Statements - continued

Statement of Operations

Six months ended December 31, 2014 (Unaudited)

Investment Income
Interest		$ 446,028

Expenses
Management fee	$ 122,360
Transfer agent fees	40,788
Distribution and service plan fees	10,204
Independent trustees' compensation	212
Miscellaneous	66
Total expenses before reductions	173,630
Expense reductions	(432)	173,198
Net investment income (loss)		272,830
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		187,072
Change in net unrealized appreciation (depreciation) on investment securities		(463,505)
Net gain (loss)		(276,433)
Net increase (decrease) in net assets resulting from operations		$ (3,603)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 272,830	$ 710,509
Net realized gain (loss)	187,072	(44,106)
Change in net unrealized appreciation (depreciation)	(463,505)	168,389
Net increase (decrease) in net assets resulting from operations	(3,603)	834,792
Distributions to shareholders from net investment income	(272,720)	(710,520)
Distributions to shareholders from net realized gain	(100,807)	-
Total distributions	(373,527)	(710,520)
Share transactions - net increase (decrease)	(32,642,552)	17,950,493
Redemption fees	75	1,545
Total increase (decrease) in net assets	(33,019,607)	18,076,310

Net Assets
Beginning of period	98,107,571	80,031,261
End of period (including undistributed net investment income of $3,582 and undistributed net investment income of $3,472, respectively)	$ 65,087,964	$ 98,107,571

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.023	.054	.074	.095	.005
Net realized and unrealized gain (loss)	(.035)	.010	-H	.191	.039
Total from investment operations	(.012)	.064	.074	.286	.044
Distributions from net investment income	(.023)	(.054)	(.074)	(.096)	(.004)
Distributions from net realized gain	(.015)	-	-	-	-
Total distributions	(.038)	(.054)	(.074)	(.096)	(.004)
Redemption fees added to paid in capital E	- H	- H	-H	-	-
Net asset value, end of period	$ 10.19	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total ReturnB, C, D	(.12)%	.63%	.72%	2.86%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65%A	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%A	.65%	.65%	.65%	.63%A
Net investment income (loss)	.44%A	.53%	.72%	.94%	.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,443	$ 8,694	$ 8,662	$ 5,045	$ 3,027
Portfolio turnover rate	0% A	10%	0%	3%	0%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2015

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.036	.079	.099	.120	.007
Net realized and unrealized gain (loss)	(.036)	.011	.001	.192	.040
Total from investment operations	-	.090	.100	.312	.047
Distributions from net investment income	(.035)	(.080)	(.100)	(.122)	(.007)
Distributions from net realized gain	(.015)	-	-	-	-
Total distributions	(.050)	(.080)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- G	- G	- G	-	-
Net asset value, end of period	$ 10.19	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total ReturnB, C	.00%	.88%	.98%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	.69%A	.78%	.97%	1.19%	.63%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,500	$ 81,358	$ 65,379	$ 46,034	$ 10,456
Portfolio turnover rate	0% A	10%	0%	3%	0%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.036	.079	.099	.121	.007
Net realized and unrealized gain (loss)	(.036)	.011	.001	.191	.040
Total from investment operations	-	.090	.100	.312	.047
Distributions from net investment income	(.035)	(.080)	(.100)	(.122)	(.007)
Distributions from net realized gain	(.015)	-	-	-	-
Total distributions	(.050)	(.080)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- G	-G	-G	-	-
Net asset value, end of period	$ 10.19	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total ReturnB, C	.00%	.88%	.98%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	.69%A	.78%	.97%	1.19%	.63%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,145	$ 8,055	$ 5,990	$ 4,667	$ 2,572
Portfolio turnover rate	0% A	10%	0%	3%	0%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	10.7	12.3
California	8.5	11.9
New York	8.1	6.2
Texas	7.8	2.6
Michigan	6.7	5.6
Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.3	35.2
Health Care	14.0	12.8
Electric Utilities	13.5	9.9
Special Tax	8.5	8.7
Transportation	6.6	9.2
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	2.4	2.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	2.2	2.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 4.0%	AAA 2.1%
AA,A 77.6%	AA,A 76.8%
BBB 14.4%	BBB 10.8%
BB and Below 0.4%	BB and Below 0.6%
Not Rated 0.8%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 8.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Alabama - 1.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 459,567
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (b)	1,100,000	1,115,554
		1,575,121
Arizona - 1.4%
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	166,043
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5% 7/1/17	415,000	457,928
Dysart Unified School District #89 Gen. Oblig. Series 2014, 4% 7/1/17	280,000	301,076
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	551,720
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	275,908
		1,752,675
California - 8.5%
California Gen. Oblig. 5% 3/1/17	215,000	234,911
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	625,000	679,888
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	662,424
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17	1,000,000	1,106,580
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,070,600
Los Angeles Unified School District:
Series 2011 A1, 4% 7/1/17	500,000	541,630
Series 2014 A, 5% 7/1/17	2,000,000	2,215,780
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	276,188
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	561,055
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	546,235
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	308,456
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,489,093
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	159,990
San Pablo Calif Redev. Agcy. Series 2014 A, 4% 6/15/17 (FSA Insured)	285,000	305,930
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	$ 400,000	$ 427,860
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	332,142
		10,918,762
Colorado - 0.6%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/17	420,000	460,627
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/17	250,000	275,378
		736,005
Connecticut - 3.3%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	455,000	462,649
Series 2014 A, 0.8%, tender 7/26/17 (b)	2,000,000	2,006,580
Series D, 5% 7/1/17	1,000,000	1,089,710
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	739,908
		4,298,847
District Of Columbia - 0.9%
District of Columbia Gen. Oblig. Series 2013 A, 5% 6/1/17	1,000,000	1,100,760
Florida - 10.7%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	549,765
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Escrowed to Maturity)	75,000	81,557
Series 2009 A1, 5.5% 6/1/17	195,000	215,927
Series 2010 A1:
4% 6/1/17 (FSA Insured)	80,000	85,624
5% 6/1/17 (FSA Insured)	550,000	602,234
5.25% 6/1/17	1,930,000	2,125,702
Series 2012 A1, 5% 6/1/17	750,000	821,985
5.25% 6/1/17 (FSA Insured)	300,000	330,420
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	600,000	659,718
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	200,000	212,060
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/17	$ 625,000	$ 686,556
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/17	150,000	165,086
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,100,310
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,098,490
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,111,130
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/17	2,000,000	2,210,500
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (c)	500,000	550,130
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	377,696
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	255,000	283,705
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	211,761
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/17	200,000	221,104
		13,701,460
Georgia - 3.8%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	292,972
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (b)	1,070,000	1,073,178
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	271,115
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/17	1,000,000	1,105,790
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	106,395
Series 2010, 5% 4/1/17	350,000	382,592
Series A, 5.25% 1/1/17	440,000	478,962
Series GG, 5% 1/1/17	515,000	558,389
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/17	565,000	616,031
		4,885,424
Illinois - 4.6%
Chicago Gen. Oblig.:
Series A, 5.5% 1/1/17	300,000	322,476
5% 1/1/17 (AMBAC Insured)	650,000	690,404
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	$ 345,000	$ 373,566
Series 2011 D, 5% 1/1/17	500,000	541,400
Illinois Fin. Auth. Rev.:
Series 2011 A1, 4% 4/1/17	90,000	95,996
Series 2013, 5% 5/15/17	295,000	319,907
Series B, 5% 7/1/17 (Escrowed to Maturity)	15,000	16,563
5% 7/1/17	200,000	220,480
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	528,965
Series 2012, 5% 3/1/17	1,000,000	1,077,390
Series 2014, 4% 2/1/17	1,000,000	1,054,740
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	268,445
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	148,543
5.5% 6/15/17 (FGIC Insured)	75,000	83,429
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	135,231
		5,877,535
Indiana - 0.6%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	500,000	507,985
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	215,028
		723,013
Maryland - 1.7%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2012, 4% 7/1/17	500,000	536,995
Series 2014, 5% 7/1/17	1,000,000	1,096,680
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	583,793
		2,217,468
Massachusetts - 4.7%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	905,582
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/17	500,000	540,255
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (b)(c)	$ 850,000	$ 857,948
Massachusetts Gen. Oblig.:
Series 2010 B, 5% 6/1/17	1,150,000	1,267,036
Series 2011 B, 5% 8/1/17	1,000,000	1,107,680
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2009 D, 5% 7/1/17	100,000	108,766
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Pwr. Supply Proj. 6) Series 2011, 5% 7/1/17	1,000,000	1,102,400
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	110,449
		6,000,116
Michigan - 6.7%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,619,205
Forest Hills Pub. Schools 4% 5/1/17 (a)	420,000	448,014
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,086,490
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (b)	575,000	584,355
Series 2010 F2, 1.5%, tender 3/1/17 (b)	1,960,000	1,991,321
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	252,628
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,145,800
Roseville Cmnty. Schools Series 2014, 5% 5/1/17	225,000	245,147
Royal Oak City School District 5% 5/1/17	200,000	218,924
		8,591,884
Minnesota - 0.9%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17	1,000,000	1,104,490
Missouri - 0.9%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	367,147
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	802,657
		1,169,804
Nebraska - 0.8%
Nebraska Pub. Pwr. District Rev.:
Series 2012 A, 5% 1/1/17	500,000	541,915
Series 2014, 4% 7/1/17	450,000	484,565
		1,026,480
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 3.0%
Clark County Arpt. Rev. 5% 7/1/17 (c)	$ 1,000,000	$ 1,094,610
Clark County School District:
Series 2007 C, 5% 6/15/17	500,000	549,140
Series 2014 A, 5.5% 6/15/17	2,000,000	2,225,280
		3,869,030
New Hampshire - 1.9%
New Hampshire Gen. Oblig. Series 2010 A, 5% 7/1/17	2,200,000	2,433,332
New Jersey - 5.9%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/17	1,000,000	1,084,770
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,084,350
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	530,000	570,656
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/17	2,085,000	2,276,653
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	664,253
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	330,327
New Jersey Health Care Facilities Fing. Auth. Rev.:
4% 7/1/17	50,000	53,470
4% 7/1/17	100,000	106,255
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	309,044
Series 2011 B, 5% 6/15/17	530,000	577,509
Series 2014 AA, 5% 6/15/17	500,000	544,820
		7,602,107
New York - 8.1%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	500,000	524,495
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	347,389
New York City Gen. Oblig.:
Series 2009 H1, 5% 3/1/17	2,310,000	2,519,240
Series 2011 B, 5% 8/1/17	1,680,000	1,857,274
Series 2015 A, 5% 8/1/17	2,000,000	2,211,040
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	438,758
New York Thruway Auth. Gen. Rev. Series 2014 J, 5% 1/1/17	1,000,000	1,082,800
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	$ 100,000	$ 109,335
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	242,514
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	220,010
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	781,000
		10,333,855
North Carolina - 0.6%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	413,016
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	428,934
		841,950
Ohio - 1.9%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	150,000	163,571
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,062,190
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	139,166
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	81,842
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/17	375,000	396,236
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	622,616
		2,465,621
Pennsylvania - 5.4%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	328,716
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	1,002,710
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	267,945
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	211,608
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,068,070
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,336,794
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A, 4% 2/1/17	$ 1,000,000	$ 1,066,820
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	554,310
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,100,050
		6,937,023
Pennsylvania, New Jersey - 0.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	591,256
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	1,000,000	1,055,310
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	140,791
Tennessee - 1.0%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (c)	1,130,000	1,237,203
Texas - 7.8%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	100,000	110,372
Denton Independent School District Series 2011, 5% 8/15/17	500,000	553,820
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	415,000	456,521
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	5,000,000	5,655,291
Lower Colorado River Auth. Rev. Series 2013, 5% 5/15/17	650,000	713,323
Lower Colorado River Auth. Transmission Contract Rev. 5% 5/15/17	100,000	109,323
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	549,245
San Antonio Elec. & Gas Sys. Rev. Series 2014, 5% 2/1/17	1,050,000	1,142,369
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	551,410
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	108,663
		9,950,337
Municipal Bonds - continued
	Principal Amount	Value
Utah - 0.3%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	$ 345,000	$ 380,939
Washington - 6.5%
Energy Northwest Elec. Rev.:
(Proj. 1) Series 2007 C, 5% 7/1/17	1,325,000	1,462,058
(Proj. 3) Series 2007 A, 4.5% 7/1/17	2,800,000	3,055,248
Series 2014 A, 5% 7/1/17	1,250,000	1,379,300
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (c)	500,000	541,510
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,025,000	1,121,832
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	259,677
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	270,000	299,460
Series 2014 5% 3/1/17	250,000	270,183
		8,389,268
Wisconsin - 1.3%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	534,165
Wisconsin Gen. Oblig. Series 2014 B, 5% 5/1/17	1,000,000	1,098,510
		1,632,675
TOTAL MUNICIPAL BONDS (Cost $122,608,965)		123,540,541
Municipal Notes - 0.8%

Kentucky - 0.8%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,069,592)	1,000,000	1,096,160
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $123,678,557)		124,636,701
NET OTHER ASSETS (LIABILITIES) - 2.8%		3,551,741
NET ASSETS - 100%		$ 128,188,442
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.3%
Health Care	14.0%
Electric Utilities	13.5%
Special Tax	8.5%
Transportation	6.6%
Education	6.0%
Escrowed/Pre-Refunded	5.9%
Others* (Individually Less Than 5%)	9.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $123,678,557)		$ 124,636,701
Cash		3,333,284
Receivable for fund shares sold		160,122
Interest receivable		1,669,949
Other receivables		622
Total assets		129,800,678

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 448,111
Payable for fund shares redeemed	1,091,798
Distributions payable	16,182
Accrued management fee	32,529
Distribution and service plan fees payable	2,058
Other affiliated payables	21,558
Total liabilities		1,612,236

Net Assets		$ 128,188,442
Net Assets consist of:
Paid in capital		$ 127,265,087
Distributions in excess of net investment income		(3,986)
Accumulated undistributed net realized gain (loss) on investments		(30,803)
Net unrealized appreciation (depreciation) on investments		958,144
Net Assets		$ 128,188,442

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,959,080 ÷ 947,447 shares)	$ 10.51

Maximum offering price per share (100/97.25 of $10.51)	$ 10.81
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($98,017,613 ÷ 9,325,670 shares)	$ 10.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($20,211,749 ÷ 1,922,966 shares)	$ 10.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2014 (Unaudited)

Investment Income
Interest		$ 756,743

Expenses
Management fee	$ 174,480
Transfer agent fees	58,165
Distribution and service plan fees	11,476
Independent trustees' compensation	257
Miscellaneous	65
Total expenses before reductions	244,443
Expense reductions	(1,631)	242,812
Net investment income (loss)		513,931
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		996
Change in net unrealized appreciation (depreciation) on investment securities		(443,433)
Net gain (loss)		(442,437)
Net increase (decrease) in net assets resulting from operations		$ 71,494

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 513,931	$ 828,257
Net realized gain (loss)	996	(31,757)
Change in net unrealized appreciation (depreciation)	(443,433)	1,113,821
Net increase (decrease) in net assets resulting from operations	71,494	1,910,321
Distributions to shareholders from net investment income	(513,871)	(829,746)
Distributions to shareholders from net realized gain	-	(5,852)
Total distributions	(513,871)	(835,598)
Share transactions - net increase (decrease)	35,911,328	41,533,513
Redemption fees	2	330
Total increase (decrease) in net assets	35,468,953	42,608,566

Net Assets
Beginning of period	92,719,489	50,110,923
End of period (including distributions in excess of net investment income of $3,986 and distributions in excess of net investment income of $4,046, respectively)	$ 128,188,442	$ 92,719,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.034	.106	.128	.150	.012
Net realized and unrealized gain (loss)	(.039)	.183	(.087)	.480	(.011)
Total from investment operations	(.005)	.289	.041	.630	.001
Distributions from net investment income	(.035)	(.108)	(.129)	(.150)	(.011)
Distributions from net realized gain	-	(.001)	(.012)	-	-
Total distributions	(.035)	(.109)	(.141)	(.150)	(.011)
Redemption fees added to paid in capital E	-H	-H	-H	-H	-
Net asset value, end of period	$ 10.51	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C, D	(.05)%	2.80%	.38%	6.34%	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65%A	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.64%A	.65%	.65%	.65%	.63%A
Net investment income (loss)	.65%A	1.01%	1.22%	1.45%	1.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,959	$ 8,162	$ 4,973	$ 3,986	$ 2,618
Portfolio turnover rate	0% A	0%	0%	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2017

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.048	.132	.155	.176	.014
Net realized and unrealized gain (loss)	(.040)	.183	(.088)	.480	(.010)
Total from investment operations	.008	.315	.067	.656	.004
Distributions from net investment income	(.048)	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	-	(.001)	(.012)	-	-
Total distributions	(.048)	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.51	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C	.08%	3.06%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	.90%A	1.26%	1.47%	1.70%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,018	$ 68,931	$ 38,747	$ 27,328	$ 6,801
Portfolio turnover rate	0% A	0%	0%	5%	0%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.048	.132	.155	.176	.015
Net realized and unrealized gain (loss)	(.040)	.183	(.088)	.480	(.011)
Total from investment operations	.008	.315	.067	.656	.004
Distributions from net investment income	(.048)	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	-	(.001)	(.012)	-	-
Total distributions	(.048)	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.51	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C	.08%	3.06%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	.90% A	1.26%	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,212	$ 15,627	$ 6,391	$ 3,841	$ 2,500
Portfolio turnover rate	0% A	0%	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
New York	19.6	21.3
Florida	15.1	15.3
New Jersey	11.6	5.1
Texas	6.0	2.1
California	5.9	5.3
Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.1	34.5
Transportation	14.3	10.3
Special Tax	12.3	17.4
Health Care	8.6	10.8
Electric Utilities	6.4	7.7
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	4.4	4.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	4.0	4.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 9.0%	AAA 3.6%
AA,A 85.2%	AA,A 88.1%
BBB 4.1%	BBB 5.0%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 3.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Arizona - 3.9%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 B, 5% 6/1/19	$ 270,000	$ 310,735
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	402,297
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	721,749
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	695,868
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	562,225
		2,692,874
California - 5.9%
California Econ. Recovery Series A, 4.6% 7/1/19 (Escrowed to Maturity)	1,040,000	1,195,459
California Gen. Oblig. 5.5% 4/1/19	500,000	587,850
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	571,650
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	382,399
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (c)	1,000,000	1,133,040
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	241,239
		4,111,637
Connecticut - 0.7%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2012 J, 4% 7/1/19	450,000	490,248
Florida - 15.1%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,155,060
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	255,000	292,885
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	575,650
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	925,936
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	497,825
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,739,962
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/19	$ 250,000	$ 288,765
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19 (a)	1,375,000	1,578,005
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,151,770
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,080,427
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (c)	500,000	573,535
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	584,195
		10,444,015
Georgia - 1.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (b)	1,000,000	1,012,150
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	229,500
		1,241,650
Illinois - 5.4%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,140,350
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	370,058
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,109,680
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,150,770
		3,770,858
Indiana - 0.4%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	290,420
Iowa - 1.4%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	946,421
Maryland - 1.6%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (c)	1,000,000	1,133,940
Massachusetts - 3.4%
Massachusetts Spl. Oblig. Rev. Series 2005 A, 5.5% 6/1/19	2,000,000	2,355,480
Michigan - 4.4%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,127,500
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Royal Oak City School District 5% 5/1/19	$ 700,000	$ 802,403
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,141,780
		3,071,683
Minnesota - 2.3%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	695,061
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	892,223
		1,587,284
Missouri - 0.4%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	274,908
New Jersey - 11.6%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19	105,000	117,579
Series 2014 PP, 5% 6/15/19	3,630,000	4,084,002
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	684,449
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	566,810
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	344,589
Series 2012 AA, 5% 6/15/19	2,000,000	2,256,500
		8,053,929
New Mexico - 1.0%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	696,720
New York - 19.6%
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	276,903
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/19	2,000,000	2,311,840
5% 3/1/19	3,000,000	3,439,410
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	577,250
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,153,510
New York Dorm. Auth. Personal Income Tax Rev. 5% 2/15/19	1,000,000	1,147,970
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	$ 260,000	$ 301,421
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	2,500,000	2,861,200
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,127,470
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	401,314
		13,598,288
Ohio - 2.9%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (First Energy Nuclear Generation Proj.) Series 2006 B, 4%, tender 6/3/19 (b)	1,000,000	1,067,830
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	925,452
		1,993,282
Oregon - 1.6%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (c)	1,000,000	1,103,490
Pennsylvania - 5.3%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	115,168
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	430,048
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	204,563
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	110,547
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,148,950
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	910,064
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	734,400
		3,653,740
Texas - 6.0%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	574,710
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	$ 3,000,000	$ 3,039,270
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	576,285
		4,190,265
Virginia - 0.7%
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	508,735
Washington - 0.2%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	125,255
Wisconsin - 2.7%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,147,190
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	650,000	717,184
		1,864,374
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $66,663,482)	68,199,496
NET OTHER ASSETS (LIABILITIES) - 1.7%	1,166,422
NET ASSETS - 100%	$ 69,365,918
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	42.1%
Transportation	14.3%
Special Tax	12.3%
Health Care	8.6%
Electric Utilities	6.4%
Education	6.3%
Water & Sewer	5.8%
Others* (Individually Less Than 5%)	4.2%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $66,663,482)		$ 68,199,496
Cash		1,711,543
Receivable for fund shares sold		247,705
Interest receivable		840,579
Other receivables		187
Total assets		70,999,510

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,577,331
Payable for fund shares redeemed	4,632
Distributions payable	20,497
Accrued management fee	17,480
Distribution and service plan fees payable	2,041
Other affiliated payables	11,611
Total liabilities		1,633,592

Net Assets		$ 69,365,918
Net Assets consist of:
Paid in capital		$ 67,808,851
Undistributed net investment income		2,150
Accumulated undistributed net realized gain (loss) on investments		18,903
Net unrealized appreciation (depreciation) on investments		1,536,014
Net Assets		$ 69,365,918

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,498,667 ÷ 885,693 shares)	$ 10.72

Maximum offering price per share (100/97.25 of $10.72)	$ 11.02
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($42,560,338 ÷ 3,968,514 shares)	$ 10.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,306,913 ÷ 1,613,752 shares)	$ 10.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2014 (Unaudited)

Investment Income
Interest		$ 697,539

Expenses
Management fee	$ 98,109
Transfer agent fees	32,712
Distribution and service plan fees	10,630
Independent trustees' compensation	149
Miscellaneous	39
Total expenses before reductions	141,639
Expense reductions	(596)	141,043
Net investment income (loss)		556,496
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		61,824
Change in net unrealized appreciation (depreciation) on investment securities		(194,066)
Net gain (loss)		(132,242)
Net increase (decrease) in net assets resulting from operations		$ 424,254

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 556,496	$ 839,100
Net realized gain (loss)	61,824	24,669
Change in net unrealized appreciation (depreciation)	(194,066)	963,210
Net increase (decrease) in net assets resulting from operations	424,254	1,826,979
Distributions to shareholders from net investment income	(556,448)	(839,107)
Share transactions - net increase (decrease)	12,943,067	19,707,336
Redemption fees	698	61
Total increase (decrease) in net assets	12,811,571	20,695,269

Net Assets
Beginning of period	56,554,347	35,859,078
End of period (including undistributed net investment income of $2,150 and undistributed net investment income of $2,102, respectively)	$ 69,365,918	$ 56,554,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.080	.181	.199	.215	.017
Net realized and unrealized gain (loss)	(.020)	.242	(.170)	.721	(.051)
Total from investment operations	.060	.423	.029	.936	(.034)
Distributions from net investment income	(.080)	(.183)	(.199)	(.215)	(.016)
Distributions from net realized gain	-	-	-	(.001)	-
Total distributions	(.080)	(.183)	(.199)	(.216)	(.016)
Redemption fees added to paid in capital E	- H	- H	- H	- H	-
Net asset value, end of period	$ 10.72	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C, D	.56%	4.06%	.24%	9.47%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65%A	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.64%A	.65%	.65%	.65%	.64%A
Net investment income (loss)	1.47%A	1.71%	1.84%	2.06%	1.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,499	$ 6,830	$ 8,173	$ 9,017	$ 5,092
Portfolio turnover rate	4% A	2%	4%	5%	5%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2019

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.093	.207	.226	.242	.019
Net realized and unrealized gain (loss)	(.019)	.242	(.170)	.720	(.050)
Total from investment operations	.074	.449	.056	.962	(.031)
Distributions from net investment income	(.094)	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	-	(.001)	-
Total distributions	(.094)	(.209)	(.226)	(.242)H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-G	-
Net asset value, end of period	$ 10.72	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C	.69%	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.72%A	1.96%	2.09%	2.31%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,560	$ 36,135	$ 20,787	$ 15,946	$ 5,967
Portfolio turnover rate	4% A	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.093	.207	.226	.241	.019
Net realized and unrealized gain (loss)	(.019)	.242	(.170)	.721	(.050)
Total from investment operations	.074	.449	.056	.962	(.031)
Distributions from net investment income	(.094)	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	-	(.001)	-
Total distributions	(.094)	(.209)	(.226)	(.242)H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.72	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C	.69%	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.72%A	1.96%	2.09%	2.31%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,307	$ 13,589	$ 6,899	$ 6,213	$ 5,050
Portfolio turnover rate	4% A	2%	4%	5%	5%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
New Jersey	12.4	11.9
Florida	10.5	11.2
New York	8.8	10.8
California	8.0	11.6
Texas	7.8	6.6
Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.1	38.3
Health Care	16.9	16.2
Transportation	13.3	10.8
Electric Utilities	8.6	9.2
Special Tax	7.7	9.7
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	6.4	6.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	5.5	6.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 1.8%	AAA 3.4%
AA,A 84.9%	AA,A 86.4%
BBB 10.3%	BBB 9.6%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Arizona - 3.5%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 684,951
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	345,231
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	592,245
		1,622,427
California - 8.0%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	594,620
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	592,785
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,188,130
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	301,655
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	121,671
Series 2011 C, 5% 5/1/21 (a)	500,000	587,645
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	298,330
		3,684,836
Colorado - 0.9%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	418,845
Connecticut - 1.9%
Hartford Gen. Oblig. Series 2013 B, 4% 4/1/21	805,000	887,504
Florida - 10.5%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	591,820
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	298,305
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	891,750
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	893,265
Series 2012 A, 5% 7/1/21	500,000	595,510
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,178,970
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	384,959
		4,834,579
Municipal Bonds - continued
	Principal Amount	Value
Georgia - 5.2%
Atlanta Arpt. Rev. 5% 1/1/21	$ 1,000,000	$ 1,184,560
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	296,140
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	812,199
Series 2011 B, 5% 1/1/21	85,000	99,948
		2,392,847
Illinois - 7.3%
Chicago Gen. Oblig. 5% 1/1/21	500,000	537,950
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	467,136
Chicago Park District Gen. Oblig. Series 2014 D, 5% 1/1/21	1,000,000	1,166,000
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	606,879
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	561,455
		3,339,420
Indiana - 2.0%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	236,664
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	296,673
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	359,130
		892,467
Massachusetts - 1.5%
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	239,284
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	464,221
		703,505
Michigan - 7.4%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	578,645
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	239,344
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	580,710
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,136,900
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	876,135
		3,411,734
Nebraska - 1.3%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	591,035
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 1.4%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	$ 250,000	$ 298,173
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	349,260
		647,433
New Jersey - 12.4%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	500,000	579,910
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	871,330
New Jersey Econ. Dev. Auth. Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,377,754
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	623,689
Series 2013 A, 5% 7/1/21	100,000	117,831
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,161,170
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	109,603
Series 2011 B, 5% 6/15/21	750,000	855,158
		5,696,445
New York - 8.8%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	564,585
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	578,955
New York City Gen. Oblig. Series 2013 J, 5% 8/1/21	1,000,000	1,187,200
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	814,732
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	678,504
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	235,396
		4,059,372
North Carolina - 3.1%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	234,640
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,191,360
		1,426,000
Municipal Bonds - continued
	Principal Amount	Value
Oregon - 1.7%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	$ 650,000	$ 764,173
Pennsylvania - 5.1%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	410,168
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	768,393
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	573,935
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	586,110
		2,338,606
South Carolina - 1.8%
Horry County School District Series 2011, 5% 3/1/21	700,000	832,139
Texas - 7.8%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	295,328
5% 7/15/21	750,000	885,983
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	295,910
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	593,830
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	598,113
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	82,464
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	237,710
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	574,090
		3,563,428
Washington - 2.8%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	794,124
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	177,080
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	296,520
		1,267,724
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 2.6%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	$ 1,000,000	$ 1,185,380
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $42,460,369)	44,559,899
NET OTHER ASSETS (LIABILITIES) - 3.0%	1,355,161
NET ASSETS - 100%	$ 45,915,060
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	38.1%
Health Care	16.9%
Transportation	13.3%
Electric Utilities	8.6%
Special Tax	7.7%
Education	6.1%
Water & Sewer	5.1%
Others* (Individually Less Than 5%)	4.2%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $42,460,369)		$ 44,559,899
Cash		778,909
Receivable for fund shares sold		10,000
Interest receivable		612,965
Other receivables		103
Total assets		45,961,876

Liabilities
Payable for fund shares redeemed	$ 5,778
Distributions payable	19,054
Accrued management fee	11,910
Transfer agent fee payable	7,910
Distribution and service plan fees payable	2,164
Total liabilities		46,816

Net Assets		$ 45,915,060
Net Assets consist of:
Paid in capital		$ 43,733,347
Undistributed net investment income		1,938
Accumulated undistributed net realized gain (loss) on investments		80,245
Net unrealized appreciation (depreciation) on investments		2,099,530
Net Assets		$ 45,915,060

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,233,264 ÷ 935,558 shares)	$ 10.94

Maximum offering price per share (100/97.25 of $10.94)	$ 11.25
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($24,200,568 ÷ 2,212,492 shares)	$ 10.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,481,228 ÷ 1,049,649 shares)	$ 10.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2014 (Unaudited)

Investment Income
Interest		$ 624,092

Expenses
Management fee	$ 68,632
Transfer agent fees	22,880
Distribution and service plan fees	11,984
Independent trustees' compensation	107
Miscellaneous	29
Total expenses before reductions	103,632
Expense reductions	(365)	103,267
Net investment income (loss)		520,825
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		84,953
Change in net unrealized appreciation (depreciation) on investment securities		279,997
Net gain (loss)		364,950
Net increase (decrease) in net assets resulting from operations		$ 885,775

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 520,825	$ 931,239
Net realized gain (loss)	84,953	53,292
Change in net unrealized appreciation (depreciation)	279,997	1,163,953
Net increase (decrease) in net assets resulting from operations	885,775	2,148,484
Distributions to shareholders from net investment income	(521,679)	(931,249)
Distributions to shareholders from net realized gain	(56,405)	(118,166)
Total distributions	(578,084)	(1,049,415)
Share transactions - net increase (decrease)	2,596,788	5,481,587
Redemption fees	507	42
Total increase (decrease) in net assets	2,904,986	6,580,698

Net Assets
Beginning of period	43,010,074	36,429,376
End of period (including undistributed net investment income of $1,938 and undistributed net investment income of $2,792, respectively)	$ 45,915,060	$ 43,010,074

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.114	.240	.242	.248	.017
Net realized and unrealized gain (loss)	.094	.324	(.250)	.906	(.040)
Total from investment operations	.208	.564	(.008)	1.154	(.023)
Distributions from net investment income	(.114)	(.240)	(.242)	(.248)	(.017)
Distributions from net realized gain	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.128)	(.274)	(.262)	(.274)	(.017)
Redemption fees added to paid in capital E	- H	- H	- H	- H	-
Net asset value, end of period	$ 10.94	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C, D	1.92%	5.44%	(.15)%	11.68%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65%A	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.64%A	.65%	.65%	.65%	.63%A
Net investment income (loss)	2.06%A	2.26%	2.19%	2.34%	1.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,233	$ 9,189	$ 8,664	$ 8,546	$ 5,168
Portfolio turnover rate	11% A	6%	12%	14%	5%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2021

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.127	.266	.269	.275	.019
Net realized and unrealized gain (loss)	.095	.325	(.250)	.905	(.040)
Total from investment operations	.222	.591	.019	1.180	(.021)
Distributions from net investment income	(.128)	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.142)	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-
Net asset value, end of period	$ 10.94	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C	2.05%	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.31%A	2.51%	2.44%	2.59%	1.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,201	$ 23,718	$ 20,604	$ 20,274	$ 5,921
Portfolio turnover rate	11% A	6%	12%	14%	5%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.127	.266	.269	.274	.020
Net realized and unrealized gain (loss)	.095	.325	(.250)	.906	(.041)
Total from investment operations	.222	.591	.019	1.180	(.021)
Distributions from net investment income	(.128)	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.014)	(.034)	(.020)	(.026)	-
Total distributions	(.142)	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	-G	- G	- G	- G	-
Net asset value, end of period	$ 10.94	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total ReturnB, C	2.05%	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.31%A	2.51%	2.44%	2.60%	1.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,481	$ 10,103	$ 7,161	$ 6,367	$ 5,008
Portfolio turnover rate	11% A	6%	12%	14%	5%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
New York	14.3	11.0
Illinois	13.2	12.5
California	11.6	15.6
New Jersey	9.6	9.0
Washington	5.5	6.0
Top Five Sectors as of December 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.1	44.5
Health Care	14.9	10.8
Transportation	14.2	10.2
Special Tax	9.9	7.8
Water & Sewer	8.1	8.8
Weighted Average Maturity as of December 31, 2014
		6 months ago
Years	8.4	8.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2014
6 months ago
Years	7.0	7.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2014	As of June 30, 2014
AAA 4.0%	AAA 4.3%
AA,A 84.2%	AA,A 85.2%
BBB 8.6%	BBB 6.4%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 4.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount	Value
Arizona - 4.0%
Tucson Ctfs. of Prtn. Series 2012, 5% 7/1/23 (FSA Insured)	$ 200,000	$ 241,072
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	500,000	614,785
		855,857
California - 11.6%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	100,000	120,212
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	303,003
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	458,366
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013 B, 5% 7/1/23	350,000	431,886
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/23	350,000	430,836
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	69,490
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	145,646
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	242,574
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	298,363
		2,500,376
Colorado - 1.7%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	240,026
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	122,922
		362,948
Connecticut - 4.9%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	117,601
Hartford Gen. Oblig.:
Series 2013, 5% 4/1/23	300,000	351,846
5% 4/1/23	500,000	586,410
		1,055,857
Municipal Bonds - continued
	Principal Amount	Value
Florida - 1.8%
Miami-Dade County Expressway Auth. Series 2014 A, 4% 7/1/23	$ 200,000	$ 222,164
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	173,175
		395,339
Georgia - 2.6%
Atlanta Arpt. Rev. 5% 1/1/23	250,000	299,593
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	252,848
		552,441
Illinois - 13.2%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	254,898
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	300,000	356,859
5% 1/1/23	400,000	475,812
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	233,786
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	200,000	235,360
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	303,944
Series 2014, 5% 2/1/23	250,000	280,830
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	92,495
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	482,432
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	19,171
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	90,000	93,791
		2,829,378
Indiana - 1.4%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	294,948
Louisiana - 3.0%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	635,450
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 0.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 50,000	$ 63,284
Michigan - 4.1%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	58,537
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	462,170
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	363,924
		884,631
Minnesota - 1.4%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	296,215
Nevada - 2.7%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	133,418
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	449,684
		583,102
New Jersey - 9.6%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	292,805
New Jersey Econ. Dev. Auth. Rev. Series 2013, 5% 3/1/23	550,000	625,174
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	119,855
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	234,844
Series 2013, 5% 7/1/23	200,000	237,682
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	303,008
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	243,204
		2,056,572
New York - 14.3%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	250,000	296,053
Series 2014 B, 5% 7/1/23	250,000	296,053
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	726,900
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 C, 5% 3/15/23	$ 500,000	$ 609,005
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	784,670
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	358,800
		3,071,481
Ohio - 4.4%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	455,744
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	116,418
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/23	300,000	368,247
		940,409
Oregon - 1.4%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	299,000
Pennsylvania - 5.1%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	365,261
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/23	500,000	608,700
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	120,195
		1,094,156
Rhode Island - 1.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	285,720
Texas - 2.5%
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	169,309
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/23	300,000	358,062
		527,371
Washington - 5.5%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	60,651
Port of Seattle Rev. Series 2013, 5% 7/1/23 (b)	250,000	293,348
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	350,082
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	$ 300,000	$ 337,881
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	132,138
		1,174,100
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $20,181,032)	20,758,635
NET OTHER ASSETS (LIABILITIES) - 3.2%	688,456
NET ASSETS - 100%	$ 21,447,091
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.1%
Health Care	14.9%
Transportation	14.2%
Special Tax	9.9%
Water & Sewer	8.1%
Electric Utilities	5.5%
Others* (Individually Less Than 5%)	11.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $20,181,032)		$ 20,758,635
Cash		443,782
Interest receivable		269,382
Other receivables		40
Total assets		21,471,839

Liabilities
Payable for fund shares redeemed	$ 7,647
Distributions payable	6,897
Accrued management fee	5,499
Transfer agent fee payable	3,687
Distribution and service plan fees payable	1,018
Total liabilities		24,748

Net Assets		$ 21,447,091
Net Assets consist of:
Paid in capital		$ 20,888,039
Undistributed net investment income		12
Accumulated undistributed net realized gain (loss) on investments		(18,563)
Net unrealized appreciation (depreciation) on investments		577,603
Net Assets		$ 21,447,091

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,702,572 ÷ 465,899 shares)	$ 10.09

Maximum offering price per share (100/97.25 of $10.09)	$ 10.38
Municipal Income 2023: Net Asset Value, offering price and redemption price per share ($10,213,413 ÷ 1,011,890 shares)	$ 10.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,531,106 ÷ 647,061 shares)	$ 10.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2014 (Unaudited)

Investment Income
Interest		$ 293,313

Expenses
Management fee	$ 32,491
Transfer agent fees	10,832
Distribution and service plan fees	5,936
Independent trustees' compensation	50
Miscellaneous	13
Total expenses before reductions	49,322
Expense reductions	(119)	49,203
Net investment income (loss)		244,110
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		13,401
Change in net unrealized appreciation (depreciation) on investment securities		381,814
Net gain (loss)		395,215
Net increase (decrease) in net assets resulting from operations		$ 639,325

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2023 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2014 (Unaudited)	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 244,110	$ 312,162
Net realized gain (loss)	13,401	(17,361)
Change in net unrealized appreciation (depreciation)	381,814	752,707
Net increase (decrease) in net assets resulting from operations	639,325	1,047,508
Distributions to shareholders from net investment income	(244,098)	(312,158)
Share transactions - net increase (decrease)	1,587,964	8,594,451
Redemption fees	-	655
Total increase (decrease) in net assets	1,983,191	9,330,456

Net Assets
Beginning of period	19,463,900	10,133,444
End of period (including undistributed net investment income of $12 and undistributed net investment income of $0, respectively)	$ 21,447,091	$ 19,463,900

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.103	.199	.010
Net realized and unrealized gain (loss)	.190	.429	(.530)
Total from investment operations	.293	.628	(.520)
Distributions from net investment income	(.103)	(.198)	(.010)
Redemption fees added to paid in capital E,H	-	-	-
Net asset value, end of period	$ 10.09	$ 9.90	$ 9.47
Total ReturnB, C, D	2.97%	6.72%	(5.20)%
Ratios to Average Net Assets G
Expenses before reductions	.65%A	.65%	.65%A
Expenses net of fee waivers, if any	.65%A	.65%	.65%A
Expenses net of all reductions	.64%A	.65%	.62%A
Net investment income (loss)	2.05%A	2.08%	.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,703	$ 4,827	$ 2,370
Portfolio turnover rate	20% A	3%	4%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period April 23, 2013 (commencement of operations) to June 30, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2023

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.115	.223	.015
Net realized and unrealized gain (loss)	.191	.429	(.530)
Total from investment operations	.306	.652	(.515)
Distributions from net investment income	(.116)	(.222)	(.015)
Redemption fees added to paid in capital D,G	-	-	-
Net asset value, end of period	$ 10.09	$ 9.90	$ 9.47
Total ReturnB, C	3.10%	6.98%	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.37%A
Net investment income (loss)	2.29%A	2.34%	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,213	$ 9,264	$ 5,383
Portfolio turnover rate	20% A	3%	4%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2014	Years ended June 30,
	(Unaudited)	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.115	.224	.015
Net realized and unrealized gain (loss)	.191	.428	(.530)
Total from investment operations	.306	.652	(.515)
Distributions from net investment income	(.116)	(.222)	(.015)
Redemption fees added to paid in capital D,G	-	-	-
Net asset value, end of period	$ 10.09	$ 9.90	$ 9.47
Total ReturnB, C	3.10%	6.98%	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40%A	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.37%A
Net investment income (loss)	2.29%A	2.33%	.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,531	$ 5,374	$ 2,380
Portfolio turnover rate	20% A	3%	4%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2014 (Unaudited)

1. Organization.

Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 27, 2014, Fidelity Municipal Income 2015 Fund was closed to new accounts with certain exceptions.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Municipal Income 2015 Fund	$ 62,544,270	$ 181,926	$ (5,348)	$ 176,578
Fidelity Municipal Income 2017 Fund	123,678,398	1,131,515	(173,212)	958,303
Fidelity Municipal Income 2019 Fund	66,663,482	1,623,914	(87,900)	1,536,014
Fidelity Municipal Income 2021 Fund	42,460,369	2,131,504	(31,974)	2,099,530
Fidelity Municipal Income 2023 Fund	20,181,031	624,210	(46,606)	577,604

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Municipal Income 2015 Fund	$ -	$ (47,106)	$ (47,016)	$ (47,016)
Fidelity Municipal Income 2017 Fund	(47)	(31,752)	(31,799)	(31,799)
Fidelity Municipal Income 2019 Fund	(42,921)	-	(42,921)	(42,921)
Fidelity Municipal Income 2023 Fund	(31,968)	-	(31,968)	(31,968)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

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2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	-	31,258,521
Fidelity Municipal Income 2017 Fund	41,896,367	10,000
Fidelity Municipal Income 2019 Fund	15,416,844	1,172,820
Fidelity Municipal Income 2021 Fund	4,218,781	2,494,961
Fidelity Municipal Income 2023 Fund	3,995,364	2,156,939

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 10,204	$ -
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 11,476	$ 1,440
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 10,630	$ 4,856
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 11,984	$ 5,699
Fidelity Municipal Income 2023 Fund
Class A	.25%	$ 5,936	$ 5,936

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	$ 210
Fidelity Municipal Income 2017 Fund
Class A	$ 217
Fidelity Municipal Income 2019 Fund
Class A	$ 961
Fidelity Municipal Income 2021 Fund
Class A	$ 1,208
Fidelity Municipal Income 2023 Fund
Class A	$ 503

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4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 4,081
Municipal Income 2015	33,609
Institutional Class	3,098
$ 40,788
Fidelity Municipal Income 2017 Fund
Class A	$ 4,592
Municipal Income 2017	44,123
Institutional Class	9,450
$ 58,165
Fidelity Municipal Income 2019 Fund
Class A	$ 4,253
Municipal Income 2019	20,390
Institutional Class	8,069
$ 32,712
Fidelity Municipal Income 2021 Fund
Class A	$ 4,794
Municipal Income 2021	12,473
Institutional Class	5,613
$ 22,880
Fidelity Municipal Income 2023 Fund
Class A	$ 2,376
Municipal Income 2023	5,207
Institutional Class	3,249
$ 10,832

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Funds' accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

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Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2015 Fund	$ 66
Fidelity Municipal Income 2017 Fund	65
Fidelity Municipal Income 2019 Fund	39
Fidelity Municipal Income 2021 Fund	29
Fidelity Municipal Income 2023 Fund	13

During the period, the Funds did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Municipal Income 2015 Fund	$ 432
Fidelity Municipal Income 2017 Fund	1,631
Fidelity Municipal Income 2019 Fund	596
Fidelity Municipal Income 2021 Fund	365
Fidelity Municipal Income 2023 Fund	119

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2014	Year ended June 30, 2014
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 18,183	$ 50,665
Municipal Income 2015	233,140	604,650
Institutional Class	21,397	55,205
Total	$ 272,720	$ 710,520

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7. Distributions to Shareholders - continued

	Six months ended December 31, 2014	Year ended June 30, 2014
From net realized gain
Class A	$ 11,184	$ -
Municipal Income 2015	83,156	-
Institutional Class	6,467	-
Total	$ 100,807	$ -
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 30,036	$ 69,462
Municipal Income 2017	398,464	658,943
Institutional Class	85,371	101,341
Total	$ 513,871	$ 829,746
From net realized gain
Class A	$ -	$ 432
Municipal Income 2017	-	4,735
Institutional Class	-	685
Total	$ -	$ 5,852
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 62,465	$ 117,596
Municipal Income 2019	354,073	530,099
Institutional Class	139,910	191,412
Total	$ 556,448	$ 839,107
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 99,584	$ 189,266
Municipal Income 2021	291,090	536,307
Institutional Class	131,005	205,676
Total	$ 521,679	$ 931,249
From net realized gain
Class A	$ 11,579	$ 27,792
Municipal Income 2021	30,850	67,843
Institutional Class	13,976	22,531
Total	$ 56,405	$ 118,166
Fidelity Municipal Income 2023 Fund
From net investment income
Class A	$ 48,941	$ 68,655
Municipal Income 2023	120,159	158,900
Institutional Class	74,998	84,603
Total	$ 244,098	$ 312,158

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Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended December 31, 2014	Year ended June 30, 2014	Six months ended December 31, 2014	Year ended June 30, 2014
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	-	620,865	$ -	$ 6,358,218
Reinvestment of distributions	2,858	4,661	29,184	47,734
Shares redeemed	(121,412)	(623,654)	(1,240,874)	(6,386,439)
Net increase (decrease)	(118,554)	1,872	$ (1,211,690)	$ 19,513
Municipal Income 2015
Shares sold	-	4,589,724	$ -	$ 46,998,387
Reinvestment of distributions	23,981	49,423	244,961	506,174
Shares redeemed	(2,718,436)	(3,088,049)	(27,794,034)	(31,630,028)
Net increase (decrease)	(2,694,455)	1,551,098	$ (27,549,073)	$ 15,874,533
Institutional Class
Shares sold	-	447,127	$ -	$ 4,579,387
Reinvestment of distributions	2,463	4,325	25,163	44,299
Shares redeemed	(382,310)	(250,671)	(3,906,952)	(2,567,239)
Net increase (decrease)	(379,847)	200,781	$ (3,881,789)	$ 2,056,447
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	278,707	716,726	$ 2,939,336	$ 7,519,057
Reinvestment of distributions	2,592	5,882	27,324	61,698
Shares redeemed	(107,765)	(428,404)	(1,135,452)	(4,495,669)
Net increase (decrease)	173,534	294,204	$ 1,831,208	$ 3,085,086
Municipal Income 2017
Shares sold	4,043,443	4,164,935	$ 42,643,253	$ 43,634,542
Reinvestment of distributions	30,461	51,953	321,141	544,659
Shares redeemed	(1,284,489)	(1,418,358)	(13,535,917)	(14,837,183)
Net increase (decrease)	2,789,415	2,798,530	$ 29,428,477	$ 29,342,018
Institutional Class
Shares sold	481,459	1,276,022	$ 5,076,113	$ 13,413,376
Reinvestment of distributions	7,667	8,657	80,828	90,806
Shares redeemed	(47,923)	(419,405)	(505,298)	(4,397,773)
Net increase (decrease)	441,203	865,274	$ 4,651,643	$ 9,106,409

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8. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2014	Year ended June 30, 2014	Six months ended December 31, 2014	Year ended June 30, 2014
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	441,257	160,576	$ 4,753,445	$ 1,707,619
Reinvestment of distributions	5,714	10,820	61,543	114,728
Shares redeemed	(197,350)	(313,592)	(2,121,934)	(3,312,287)
Net increase (decrease)	249,621	(142,196)	$ 2,693,054	$ (1,489,940)
Municipal Income 2019
Shares sold	1,169,272	2,040,408	$ 12,586,937	$ 21,672,974
Reinvestment of distributions	24,016	38,998	258,658	414,185
Shares redeemed	(589,820)	(693,849)	(6,350,180)	(7,354,358)
Net increase (decrease)	603,468	1,385,557	$ 6,495,415	$ 14,732,801
Institutional Class
Shares sold	553,058	792,719	$ 5,957,374	$ 8,426,700
Reinvestment of distributions	10,301	14,695	110,937	156,076
Shares redeemed	(215,031)	(198,985)	(2,313,713)	(2,118,301)
Net increase (decrease)	348,328	608,429	$ 3,754,598	$ 6,464,475
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	235,986	215,825	$ 2,580,945	$ 2,299,866
Reinvestment of distributions	9,612	19,220	105,041	203,473
Shares redeemed	(155,988)	(209,145)	(1,702,006)	(2,208,071)
Net increase (decrease)	89,610	25,900	$ 983,980	$ 295,268
Municipal Income 2021
Shares sold	356,396	744,510	$ 3,892,198	$ 7,888,965
Reinvestment of distributions	20,505	41,033	224,068	434,402
Shares redeemed	(347,840)	(552,198)	(3,800,958)	(5,821,484)
Net increase (decrease)	29,061	233,345	$ 315,308	$ 2,501,883
Institutional Class
Shares sold	211,628	384,256	$ 2,305,093	$ 4,081,286
Reinvestment of distributions	10,965	19,383	119,817	205,401
Shares redeemed	(102,967)	(151,348)	(1,127,410)	(1,602,251)
Net increase (decrease)	119,626	252,291	$ 1,297,500	$ 2,684,436

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Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2014	Year ended June 30, 2014	Six months ended December 31, 2014	Year ended June 30, 2014
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	77,891	237,566	$ 779,190	$ 2,287,073
Reinvestment of distributions	4,359	6,495	43,704	62,556
Shares redeemed	(103,739)	(6,943)	(1,032,360)	(67,435)
Net increase (decrease)	(21,489)	237,118	$ (209,466)	$ 2,282,194
Municipal Income 2023
Shares sold	274,180	419,413	$ 2,740,601	$ 4,030,028
Reinvestment of distributions	10,786	15,067	108,109	144,886
Shares redeemed	(208,519)	(67,572)	(2,081,534)	(644,775)
Net increase (decrease)	76,447	366,908	$ 767,176	$ 3,530,139
Institutional Class
Shares sold	171,246	284,193	$ 1,702,175	$ 2,714,316
Reinvestment of distributions	5,204	7,048	52,158	67,802
Shares redeemed	(72,037)	-	(724,079)	-
Net increase (decrease)	104,413	291,241	$ 1,030,254	$ 2,782,118

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2021 Fund	25%
Fidelity Municipal Income 2023 Fund	39%

In January 2015, the Board of Trustees approved a Plan of Liquidation and Dissolution whereby Fidelity Municipal Income 2015 Fund, consistent with the Fund's original design, will distribute all of its net assets to its shareholders on or about July 10, 2015. In anticipation of this event, the Fund was closed to new investors on June 27, 2014 and the Fund removed its 0.50% redemption fee on shares held less than 30 days, effective February 2, 2015.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Defined Maturity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the funds at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Investment Performance (except Fidelity Municipal Income 2023 Fund). The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-year period.

Investment Performance (Fidelity Municipal Income 2023 Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under each fund's management contract.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Income 2017 Fund

Fidelity Municipal Income 2019 Fund

Semiannual Report

Fidelity Municipal Income 2021 Fund

Fidelity Municipal Income 2023 Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. Although Fidelity Municipal Income 2023 Fund's hypothetical net management fee was negative, the Board noted that it is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and is not intended to suggest that Fidelity pays to manage the fund's assets.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

DMI-USAN-0215
1.926262.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 23, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 23, 2015